UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30

Date of reporting period: 12/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - December 31, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.2%

ARGENTINA - 1.3%
Grupo Financiero Galicia S.A. (DR)	102,854	$1,635
YPF S.A. (DR)	58,945	1,560

		3,195

BRAZIL - 6.2%
BR Properties S.A. (1)	355,920	1,358
Cosan S.A. Industria e Comercio (1)	108,400	1,176
GAEC Educacao S.A. (1)(2)	138,000	1,821
Hypermarcas S.A. (1)(3)	429,438	2,689
Petroleo Brasileiro S.A. (1)	847,889	3,096
Raia Drogasil S.A. (1)	226,700	2,153
Vale S.A. (1)	378,013	3,096

		15,389

CHILE - 1.7%
ENTEL Chile S.A. (1)	139,324	1,388
SACI Falabella (1)	435,823	2,923

		4,311

CHINA - 20.6%
Ajisen China Holdings Ltd. (1)	3,243,913	2,469
Alibaba Group Holding Ltd. (DR) (3)	30,143	3,133
Baidu, Inc. (DR) (3)	14,101	3,215
Chaoda Modern Agriculture Holdings Ltd. (1)(3)(4)	12,474,536	17
China High Precision Automation Group Ltd. (1)(3)(4)	9,066,000	72
China Huishan Dairy Holdings Co., Ltd. (1)	5,835,000	1,007
China Life Insurance Co., Ltd., Class H (1)	791,800	3,091
China Petroleum & Chemical Corp., Class H (1)	4,551,453	3,685
China Unicom Hong Kong Ltd. (1)	1,653,500	2,215
Digital China Holdings Ltd. (1)	1,768,460	1,637
GOME Electrical Appliances Holding Ltd. (1)	16,834,288	2,502
Huabao International Holdings Ltd. (1)	5,067,322	4,133
Mindray Medical International Ltd. (DR)	69,526	1,835
Noah Holdings Ltd. (DR) (3)	114,512	2,393
PW Medtech Group Ltd. (1)(3)	3,996,000	1,779
Sino Biopharmaceutical Ltd. (1)	1,608,000	1,463
Sinopharm Group Co., Ltd., Class H (1)	884,900	3,120
Zhuzhou CSR Times Electric Co., Ltd., Class H	2,321,015	13,484

		51,250

EGYPT - 1.1%
Commercial International Bank Egypt S.A.E.	394,743	2,711

GREECE - 1.3%
Alpha Bank AE (1)(3)	2,227,376	1,260
JUMBO S.A. (1)	191,330	1,951

		3,211

HONG KONG - 1.3%
AIA Group Ltd. (1)	573,065	3,145

INDIA - 8.7%
Aurobindo Pharma Ltd. (1)	132,692	$2,380
Hindalco Industries Ltd. (1)	942,153	2,329
ICICI Bank Ltd. (1)	698,421	3,870
Mahindra & Mahindra Ltd. (1)	120,373	2,345
Reliance Industries Ltd. (1)	243,400	3,427
State Bank of India (1)	563,999	2,768
Tech Mahindra Ltd. (1)	110,268	4,522

		21,641

INDONESIA - 3.6%
Astra International Tbk PT (1)	4,948,970	2,938
Bank Negara Indonesia Persero Tbk PT (1)	6,948,618	3,393
Indofood CBP Sukses Makmur Tbk PT (1)	2,379,700	2,519

		8,850

ITALY - 0.7%
Tenaris S.A. (DR)	56,551	1,708

KENYA - 1.0%
Safaricom Ltd. (1)	16,002,000	2,489

KOREA - 9.8%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (1)	84,967	1,422
E-Mart Co., Ltd. (1)	10,983	2,023
KB Financial Group, Inc. (1)	112,181	3,664
Kia Motors Corp. (1)	89,783	4,242
LG Chem Ltd. (1)	7,212	1,177
Samsung Electronics Co., Ltd. (1)	4,300	5,169
Samsung Heavy Industries Co., Ltd. (1)	88,047	1,583
Shinhan Financial Group Co., Ltd. (1)	123,963	4,974

		24,254

MALAYSIA - 0.8%
AirAsia BHD (1)	2,479,600	1,924

MEXICO - 4.1%
Alsea S.A.B. de C.V. (3)	629,948	1,733
Cemex S.A.B. de C.V., UNIT (3)	1,893,600	1,933
Grupo Televisa S.A.B., Series CPO (3)	455,677	3,118
Infraestructura Energetica Nova S.A.B. de C.V.	351,539	1,754
OHL Mexico S.A.B. de C.V. (3)	893,161	1,665

		10,203

PANAMA - 1.0%
Copa Holdings S.A., Class A (5)	24,992	2,590

PERU - 1.6%
Credicorp Ltd.	14,460	2,316
Grana y Montero S.A. (DR)	129,025	1,631

		3,947

PORTUGAL - 0.4%
Mota-Engil SGPS S.A. (1)	306,633	974

RUSSIA - 4.7%
Alrosa AO (1)(3)	2,593,337	2,690

DIXY Group OJSC (1)(3)	170,014	$1,006
LSR Group (DR) (1)	466,486	729
Lukoil OAO (DR) (1)	88,591	3,508
MMC Norilsk Nickel OJSC (DR) (1)	107,616	1,522
Polymetal International plc (1)	161,173	1,447
Sberbank of Russia (1)	821,138	737

		11,639

SOUTH AFRICA - 5.6%
FirstRand Ltd. (1)	513,401	2,224
Impala Platinum Holdings Ltd. (1)(3)	329,931	2,150
Mota-Engil Africa N.V. (3)	131,332	1,138
Naspers Ltd., Class N (1)	45,073	5,803
Woolworths Holdings Ltd. (1)	392,475	2,594

		13,909

SWITZERLAND - 1.1%
Dufry AG (1)(3)	18,350	2,720

TAIWAN - 12.2%
CTBC Financial Holding Co., Ltd. (1)	7,373,653	4,764
E Ink Holdings, Inc. (1)(3)	2,008,000	924
Hon Hai Precision Industry Co., Ltd. (1)	1,981,238	5,463
MediaTek, Inc. (1)	336,794	4,903
Taiwan Fertilizer Co., Ltd. (1)	1,027,000	1,810
Taiwan Semiconductor Manufacturing Co., Ltd. (1)	2,808,647	12,394

		30,258

THAILAND - 1.1%
Bangkok Bank PCL (DR) (1)	472,100	2,771

TURKEY - 0.9%
Turkiye Sinai Kalkinma Bankasi AS (1)	2,529,752	2,179

UNITED ARAB EMIRATES - 0.9%
Emaar Malls Group PJSC (3)	3,155,135	2,302

UNITED KINGDOM - 0.5%
Al Noor Hospitals Group plc (1)	78,556	1,206

Total common stocks (Cost $219,416)		228,776

PREFERRED STOCKS - 6.0%

BRAZIL - 1.5%
Itau Unibanco Holding S.A. (1)(5)	280,214	3,644

KOREA - 4.5%
Samsung Electronics Co., Ltd. (1)(5)	12,022	11,249

Total preferred stocks (Cost $15,103)		14,893

	Principal Amount
CONVERTIBLE DEBENTURES - 0.0%†

BRAZIL - 0.0%†
PDG Realty S.A. Empreendimentos e Participacoes (0.0%, 9/19/16)(1)(3)(4)	$372	$1

Total convertible debentures (Cost $127)		1

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/14, due 1/2/15, maturity value $4,137 (Cost $4,137)(6)	4,137	4,137

Total investments - 99.9% (Cost $238,783)		247,807

Other assets less liabilities - 0.1%		228

Total net assets - 100.0%(7)		$248,035

†	Amount rounds to less than 0.1%.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $191,816, or 77.3% of total net assets.

(2)	Security was acquired in a private placement. The shares are freely tradable outside the United States where the Fund expects to trade them.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
GAEC Educacao S.A.	10/25/13	$1,167	$1,821	0.7%

(3)	Non-income producing security.
(4)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $90, or less than 0.1% of total net assets.

(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.625%	2/15/2040	$4,222

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - December 31, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$37,160	15.0%
Consumer Staples	11,414	4.6
Energy	18,160	7.3
Financials	55,928	22.5
Health Care	11,783	4.8
Industrials	26,411	10.6
Information Technology	52,681	21.2
Materials	22,287	9.0
Telecommunication Services	6,092	2.5
Utilities	1,754	0.7
Short-term investments	4,137	1.7

Total investments	$247,807	99.9%

CURRENCY EXPOSURE - December 31, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$19,034	7.7%
British pound	2,653	1.1
Chilean peso	4,311	1.7
Egyptian pound	2,711	1.1
Euro	5,323	2.1
Hong Kong dollar	43,819	17.7
Indian rupee	21,641	8.7
Indonesian rupiah	8,850	3.6
Kenyan shilling	2,489	1.0
Korean won	35,503	14.3
Malaysian ringgit	1,924	0.8
Mexican peso	10,203	4.1
South African rand	12,771	5.2
Swiss franc	2,720	1.1
Taiwan dollar	30,258	12.2
Thai baht	2,771	1.1
Turkish lira	2,179	0.9
U.S. dollar	36,345	14.7
UAE dirham	2,302	0.9

Total investments	$247,807	100.0%

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - December 31, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.7%

CAMBODIA - 1.6%
NagaCorp Ltd. (1)	4,828,000	$3,934

CHINA - 10.9%
Alibaba Group Holding Ltd. (DR) (2)	6,866	714
Baidu, Inc. (DR) (2)	13,983	3,188
Beijing Enterprises Water Group Ltd. (1)(2)	6,574,000	4,430
China Everbright International Ltd. (1)	2,683,000	3,989
China Mobile Ltd. (1)	364,000	4,286
China Oil & Gas Group Ltd. (1)(3)	44,698,000	5,631
Industrial & Commercial Bank of China Ltd., Class H (1)	2,429,000	1,764
Labixiaoxin Snacks Group Ltd. (1)(2)	7,248,557	913
Ping An Insurance Group Co. of China Ltd., Class H (1)	156,129	1,576

		26,491

FINLAND - 2.8%
Huhtamaki Oyj (1)	256,113	6,751

FRANCE - 1.5%
Orange S.A. (1)	155,440	2,643
Vinci S.A. (1)	18,750	1,026

		3,669

GERMANY - 4.5%
Bayer AG (1)	5,514	754
CTS Eventim AG & Co., KGaA (1)	131,755	3,916
Linde AG (1)	12,137	2,264
Wirecard AG (1)	91,621	4,041

		10,975

HONG KONG - 3.1%
AIA Group Ltd. (1)	1,000,595	5,491
Sands China Ltd. (1)	406,000	1,977

		7,468

IRELAND - 0.2%
Glanbia plc (1)	24,180	371

ITALY - 0.6%
Telecom Italia S.p.A. (1)(2)	1,278,434	1,356

JAPAN - 2.0%
Bridgestone Corp. (1)	8,286	288
Toyota Motor Corp. (1)	74,300	4,633

		4,921

MEXICO - 2.1%
Grupo Televisa S.A.B. (DR)	153,065	5,213

NETHERLANDS - 2.5%
ASML Holding N.V. (1)	57,315	6,141

SPAIN - 1.2%
Telefonica S.A. (1)	210,535	$3,012

SWEDEN - 0.8%
Swedbank AB, Class A (1)	81,107	2,018

SWITZERLAND - 3.4%
Cembra Money Bank AG (1)	76,411	4,210
Nestle S.A. (1)	27,113	1,988
Novartis AG (1)	2,624	241
Zurich Insurance Group AG (1)(2)	6,072	1,901

		8,340

TAIWAN - 3.1%
Ginko International Co., Ltd. (1)(3)	702,000	7,424

UNITED KINGDOM - 6.6%
Barratt Developments plc (1)	284,259	2,070
BT Group plc (1)	499,575	3,101
Diageo plc (1)	17,648	506
Johnson Matthey plc (1)	23,423	1,228
Lloyds Banking Group plc (1)(2)	1,541,909	1,821
Rolls-Royce Holdings plc (1)(2)	59,409	800
SABMiller plc (1)	61,185	3,167
Synergy Health plc (1)	107,533	3,489

		16,182

UNITED STATES - 49.8%
Advance Auto Parts, Inc.	20,743	3,304
Alkermes plc (2)	66,147	3,874
American Express Co.	52,362	4,872
Biogen Idec, Inc. (2)	7,496	2,544
BioMarin Pharmaceutical, Inc. (2)	25,725	2,326
Celgene Corp. (2)	42,562	4,761
Church & Dwight Co., Inc.	72,634	5,724
Cognizant Technology Solutions Corp., Class A (2)	57,760	3,042
Comcast Corp., Class A	192,668	11,177
Cooper Cos., Inc.	15,139	2,454
Covidien plc	85,516	8,747
CSX Corp.	67,080	2,430
Gilead Sciences, Inc. (2)	81,661	7,697
Google, Inc. Class A (2)	5,134	2,724
Google, Inc. Class C (2)(4)	14,167	7,457
Incyte Corp. (2)	46,117	3,372
Intercept Pharmaceuticals, Inc. (2)	10,811	1,686
JPMorgan Chase & Co.	100,260	6,274
Liberty Global plc, Class A (2)	74,618	3,746
Liberty Global plc, Series C (2)(4)	90,427	4,369
Marsh & McLennan Cos., Inc.	152,406	8,724
Mastercard, Inc., Class A	75,462	6,502
Medivation, Inc. (2)	35,871	3,573
Michael Kors Holdings Ltd. (2)	85,246	6,402
Thermo Fisher Scientific, Inc.	9,660	1,210

Walt Disney Co.	23,719	$2,234

		121,225

Total common stocks (Cost $216,274)		235,491

	Principal Amount

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/14, due 1/2/15, maturity value $7,949 (Cost $7,949)(5)	$7,949	$7,949

Total investments - 100.0% (Cost $224,223)		243,440

Other assets less liabilities - 0.0%†		75

Total net assets - 100.0%(6)		$243,515

†	Amount rounds to less than 0.1%.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $105,151, or 43.2% of total net assets.

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.625%	2/15/2040	$8,113

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - December 31, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$53,263	21.9%
Consumer Staples	12,669	5.2
Financials	38,651	15.9
Health Care	54,152	22.2

Industrials	$8,245	3.4%
Information Technology	33,809	13.9
Materials	10,243	4.2
Telecommunication Services	14,398	5.9
Utilities	10,061	4.1
Short-term investments	7,949	3.3

Total investments	$243,440	100.0%

CURRENCY EXPOSURE - December 31, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$16,182	6.6%
Euro	32,275	13.3
Hong Kong dollar	33,991	14.0
Japanese yen	4,921	2.0
Swedish krona	2,018	0.8
Swiss franc	8,340	3.4
Taiwan dollar	7,424	3.1
U.S. dollar	138,289	56.8

Total investments	$243,440	100.0%

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - December 31, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.1%

AUSTRALIA - 1.8%
James Hardie Industries plc (DR) (1)	1,975,254	$21,032

BRAZIL - 2.1%
Raia Drogasil S.A. (1)	2,558,700	24,303

CHINA - 5.6%
Alibaba Group Holding Ltd. (DR) (2)	160,005	16,631
Baidu, Inc. (DR) (2)	107,119	24,420
Tencent Holdings Ltd. (1)	1,655,400	23,752

		64,803

DENMARK - 1.5%
Genmab AS (1)(2)	294,243	17,087

FRANCE - 1.5%
Eurofins Scientific SE (1)	69,747	17,760

GERMANY - 0.3%
Zalando SE (1)(2)	102,446	3,148

HONG KONG - 2.5%
Hong Kong Exchanges and Clearing Ltd. (1)	813,377	17,893
Sands China Ltd. (1)	2,249,600	10,956

		28,849

ITALY - 0.7%
Moncler S.p.A. (1)	617,340	8,261

JAPAN - 2.2%
FANUC Corp. (1)	155,402	25,647

KOREA - 1.1%
Amorepacific Corp. (1)	6,605	13,269

MEXICO - 2.4%
Infraestructura Energetica Nova S.A.B. de C.V.	3,083,584	15,383
PLA Administradora Industrial S de (2)	5,844,714	12,257

		27,640

RUSSIA - 0.7%
Magnit PJSC (DR) (1)	183,071	8,255

SWEDEN - 4.3%
Hexagon AB, Class B (1)	1,609,877	49,785

TAIWAN - 1.7%
Hermes Microvision, Inc. (1)	397,000	19,889

UNITED KINGDOM - 11.0%
ASOS plc (1)(2)	345,769	13,732
Associated British Foods plc (1)	179,691	8,730

Burberry Group plc (1)	339,031	$8,591
Direct Line Insurance Group plc (1)	6,307,305	28,448
Intertek Group plc (1)	311,294	11,284
Markit Ltd. (2)	873,436	23,085
Rotork plc (1)	552,220	19,872
Weir Group plc (1)	499,239	14,289

		128,031

UNITED STATES - 54.7%
Abbott Laboratories	579,624	26,095
Anadarko Petroleum Corp.	215,213	17,755
Apple, Inc.	311,434	34,376
Applied Materials, Inc.	2,667,339	66,470
Biogen Idec, Inc. (2)	124,312	42,198
Chipotle Mexican Grill, Inc. (2)	21,516	14,728
Discover Financial Services	543,497	35,594
EQT Corp.	142,752	10,806
Facebook, Inc., Class A (2)	407,393	31,785
Google, Inc. Class A (2)	67,072	35,592
Google, Inc. Class C (2)(3)	67,072	35,307
IHS, Inc., Class A (2)(4)	500,854	57,037
Illumina, Inc. (2)	157,514	29,074
Keurig Green Mountain, Inc.	149,144	19,746
Monsanto Co.	105,080	12,554
Regeneron Pharmaceuticals, Inc. (2)	126,895	52,059
Starbucks Corp.	396,172	32,506
Visa, Inc., Class A	139,132	36,480
Walt Disney Co.	177,519	16,720
Workday, Inc., Class A (2)	355,763	29,034

		635,916

Total common stocks (Cost $911,219)		1,093,675

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/14, due 1/2/15, maturity value $66,280 (Cost $66,280)(5)	$66,280	$66,280

Total investments - 99.8% (Cost $977,499)		1,159,955

Other assets less liabilities - 0.2%		2,750

Total net assets - 100.0%(6)		$1,162,705

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $365,983, or 31.5% of total net assets.

(2)	Non-income producing security.

(3)	Non-voting shares.
(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.000%	7/31/2020	$67,606

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - December 31, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$131,727	11.3%
Consumer Staples	74,303	6.4
Energy	28,561	2.4
Financials	94,192	8.1
Health Care	184,273	15.9
Industrials	128,129	11.0
Information Technology	403,521	34.8
Materials	33,586	2.9
Utilities	15,383	1.3
Short-term investments	66,280	5.7

Total investments	$1,159,955	99.8%

CURRENCY EXPOSURE - December 31, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$21,032	1.8%
Brazilian real	24,303	2.1
British pound	104,946	9.1
Danish krone	17,087	1.5
Euro	29,169	2.5
Hong Kong dollar	52,601	4.5
Japanese yen*	25,647	2.2
Korean won	13,269	1.1
Mexican peso	27,640	2.4
Swedish krona	49,785	4.3
Taiwan dollar	19,889	1.7
U.S. dollar	774,587	66.8

Total investments	$1,159,955	100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below (in thousands):

	Contract Settlement	Contract Amount				Unrealized
Counterparty	Date	Deliver		Receive		Appreciation
State Street Bank and Trust Company	2/13/2015	JPY	1,988,630	USD	19,477	$2,870
State Street Bank and Trust Company	2/13/2015	JPY	70,182	USD	664	78

						$2,948

JPY - Japanese yen

USD - U.S. dollar

ARTISAN GLOBAL SMALL CAP FUND

Schedule of Investments - December 31, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 93.9%

AUSTRALIA - 0.7%
Asaleo Care Ltd. (1)(2)	646,983	$870

BRAZIL - 3.0%
Qualicorp S.A. (1)(2)	377,400	3,920

CAMBODIA - 2.8%
NagaCorp Ltd. (2)	4,500,000	3,667

CANADA - 3.2%
Cogeco Cable, Inc.	68,171	4,204

CHINA - 14.1%
21Vianet Group, Inc. (DR) (1)	324,254	5,016
Beijing Enterprises Water Group Ltd. (1)(2)	2,790,000	1,880
Biostime International Holdings Ltd. (2)	865,000	1,777
China Aircraft Leasing Group Holdings Ltd. (1)(2)	958,500	1,419
China Oil & Gas Group Ltd. (2)(3)	35,160,000	4,430
Cosmo Lady China Holdings Co., Ltd. (1)(2)	295,000	201
CT Environmental Group Ltd. (2)	2,238,630	2,289
iKang Healthcare Group, Inc. (DR) (1)	62,846	945
Labixiaoxin Snacks Group Ltd. (1)(2)	5,792,000	729

		18,686

FINLAND - 4.9%
Huhtamaki Oyj (2)	245,896	6,481

FRANCE - 3.1%
Akka Technologies S.A. (2)	23,252	814
Coface S.A. (1)(2)	70,398	931
Innate Pharma S.A. (1)(2)	244,530	2,321

		4,066

GERMANY - 11.5%
Bertrandt AG (2)	27,584	3,838
Stroeer Media SE (2)	381,322	11,354

		15,192

GREECE - 1.1%
JUMBO S.A. (2)	148,259	1,512

INDIA - 1.8%
Cera Sanitaryware Ltd. (2)(4)	81,265	2,330

JAPAN - 0.3%
Sugi Holdings Co., Ltd. (2)	9,500	388

MALAYSIA - 1.6%
Oldtown Bhd (2)	3,524,475	1,504
Power Root Bhd (2)	1,583,300	678

		2,182

SINGAPORE - 7.7%
Overseas Education Ltd. (2)	7,532,000	$4,775
SIIC Environment Holdings Ltd. (1)(2)	52,595,000	5,451

		10,226

SPAIN - 2.1%
Atresmedia Corp. de Medios de Comunicacion S.A. (2)	77,401	1,089
Ebro Foods S.A. (2)	98,929	1,630

		2,719

SWEDEN - 1.1%
Meda AB, Class A (2)	104,684	1,502

SWITZERLAND - 4.0%
Burckhardt Compression Holding AG (2)	1,833	702
Cembra Money Bank AG (2)	58,056	3,199
Tecan Group AG (2)	12,488	1,419

		5,320

TAIWAN - 3.8%
Ginko International Co., Ltd. (2)(3)	469,000	4,960

THAILAND - 0.1%
Big C Supercenter PCL (DR) (2)	22,500	162

UNITED KINGDOM - 14.6%
Cambian Group plc (1)(2)	1,247,945	3,938
Essentra plc (2)	123,069	1,392
Rathbone Brothers plc (2)	82,410	2,619
Synergy Health plc (2)	136,039	4,414
Victrex plc (2)	159,916	5,164
Virgin Money Holdings UK plc (1)	389,938	1,750

		19,277

UNITED STATES - 12.4%
Church & Dwight Co., Inc.	42,304	3,334
Headwaters, Inc. (1)	169,450	2,540
Interpublic Group of Cos., Inc.	151,960	3,156
MusclePharm Corp. (1)	256,332	2,179
Norcraft Cos., Inc. (1)	23,067	445
PerkinElmer, Inc.	31,100	1,360
SLM Corp.	235,316	2,398
Wesco Aircraft Holdings, Inc. (1)	70,069	980

		16,392

Total common stocks and equity-linked securities (Cost $130,579)		124,056

	Principal Amount

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/14, due 1/2/15, maturity value $7,465 (Cost $7,465)(5)	$7,465	$7,465

Total investments - 99.5% (Cost $138,044)		131,521

Other assets less liabilities - 0.5%		597

Total net assets - 100.0%(6)		$132,118

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $95,749, or 72.5% of total net assets.

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(4)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (H) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.625%	2/15/2040	$7,618

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - December 31, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$33,896	25.7%
Consumer Staples	13,251	10.0
Financials	10,897	8.2
Health Care	20,841	15.8
Industrials	10,528	8.0
Information Technology	5,016	3.8
Materials	15,577	11.8
Utilities	14,050	10.6
Short-term investments	7,465	5.6

Total investments	$131,521	99.5%

CURRENCY EXPOSURE - December 31, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$870	0.7%
Brazilian real	3,920	3.0
British pound	19,277	14.6
Canadian dollar	4,204	3.2
Euro	29,970	22.8
Hong Kong dollar	16,392	12.5
Indian rupee	2,330	1.8
Japanese yen	388	0.3
Malaysian ringgit	2,182	1.6
Singapore dollar	10,226	7.8
Swedish krona	1,502	1.1
Swiss franc	5,320	4.0
Taiwan dollar	4,960	3.8
Thai baht	162	0.1
U.S. dollar	29,818	22.7

Total investments	$131,521	100.0%

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - December 31, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 89.9%

BELGIUM - 1.6%
Groupe Bruxelles Lambert S.A. (1)	346,600	$29,502

CANADA - 2.2%
Imperial Oil Ltd.	941,634	40,565

DENMARK - 3.2%
Carlsberg AS, Class B (1)	309,760	24,055
ISS AS (1)(2)(3)	1,273,406	36,660

		60,715

FRANCE - 1.0%
Vivendi S.A. (1)(2)	717,867	17,907

JAPAN - 0.1%
Tokyo Electron Ltd. (1)	30,800	2,337

KOREA - 4.3%
Kia Motors Corp. (1)	585,924	27,683
Samsung Electronics Co., Ltd. (1)	44,681	53,709

		81,392

NETHERLANDS - 2.2%
ING Groep N.V. (DR) (1)(2)	2,845,087	36,837
TNT Express N.V. (1)	793,638	5,273

		42,110

NORWAY - 0.9%
Orkla ASA (1)	2,596,692	17,697

SWITZERLAND - 6.2%
ABB Ltd. (1)(2)	1,334,475	28,227
Adecco S.A. (1)(2)	482,576	33,058
Novartis AG (1)	581,578	53,486
Pargesa Holding S.A. (1)	7,583	584

		115,355

UNITED KINGDOM - 14.0%
Amec Foster Wheeler PLC (1)	1,511,297	19,780
Compass Group plc (1)	2,462,269	41,968
Diageo plc (1)	758,783	21,763
Lloyds Banking Group plc (1)(2)	28,051,265	33,125
Royal Bank of Scotland Group plc (1)(2)	11,050,209	67,080
Serco Group plc (1)(3)	1,945,824	4,839
TESCO plc (1)	16,099,739	46,849
TSB Banking Group plc (1)(2)	790,116	3,415
Unilever plc (DR)	594,828	24,079

		262,898

UNITED STATES - 54.2%
Accenture plc, Class A	142,490	12,726
American Express Co.	488,225	45,425
Aon plc	407,367	38,631

Applied Materials, Inc.	1,834,282	$45,710
Arch Capital Group Ltd. (2)(3)	927,184	54,797
Bank of New York Mellon Corp.	1,844,547	74,833
Chubb Corp.	432,720	44,774
Cisco Systems, Inc.	2,037,806	56,682
Citigroup, Inc.	1,058,601	57,281
Citizens Financial Group, Inc.	1,281,082	31,848
Flextronics International Ltd. (2)	1,487,998	16,636
Google, Inc. Class A (2)	29,074	15,428
Google, Inc. Class C (2)(4)	19,955	10,504
Johnson & Johnson	540,771	56,548
Marsh & McLennan Cos., Inc.	933,293	53,422
Mastercard, Inc., Class A	475,829	40,997
Medtronic, Inc.	835,915	60,353
Microsoft Corp.	1,402,504	65,146
Oracle Corp.	2,222,046	99,925
Progressive Corp.	1,104,992	29,824
QUALCOMM, Inc.	684,613	50,887
TE Connectivity Ltd.	837,313	52,960

		1,015,337

Total common stocks (Cost $1,432,464)		1,685,815

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/14, due 1/2/15, maturity value $183,824 (Cost $183,824)(5)	$183,824	$183,824

Total investments - 99.7% (Cost $1,616,288)		1,869,639

Other assets less liabilities - 0.3%		4,907

Total net assets - 100.0%(6)		$1,874,546

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $605,834, or 32.3% of total net assets.

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.000%	7/31/2020	$187,502

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - December 31, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$69,651	3.7%
Consumer Staples	134,443	7.2
Energy	60,345	3.2
Financials	601,378	32.1
Health Care	170,387	9.1
Industrials	108,057	5.7
Information Technology	523,647	27.9
Telecommunication Services	17,907	1.0
Short-term investments	183,824	9.8

Total investments	$1,869,639	99.7%

CURRENCY EXPOSURE - December 31, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$238,819	12.8%
Canadian dollar	40,565	2.2
Danish krone	60,715	3.2
Euro	89,519	4.8
Japanese yen*	2,337	0.1
Korean won	81,392	4.4
Norwegian krone	17,697	0.9
Swiss franc	115,355	6.2
U.S. dollar	1,223,240	65.4

Total investments	$1,869,639	100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below (in thousands):

	Contract Settlement	Contract Amount				Unrealized Appreciation/
Counterparty	Date	Deliver		Receive		(Depreciation)
State Street Bank and Trust Company	2/13/2015	JPY	2,124,042	USD	20,803	$3,065
State Street Bank and Trust Company	2/13/2015	JPY	131,411	USD	1,266	169
State Street Bank and Trust Company	2/13/2015	JPY	113,064	USD	972	28
State Street Bank and Trust Company	2/13/2015	JPY	14,183	USD	118	(1)
State Street Bank and Trust Company	2/13/2015	USD	10,536	JPY	1,253,838	(65)
State Street Bank and Trust Company	2/13/2015	USD	3,090	JPY	363,214	(57)

State Street Bank and Trust Company	2/13/2015	USD	2,148	JPY	257,271	1
State Street Bank and Trust Company	2/13/2015	USD	1,246	JPY	132,526	(139)
State Street Bank and Trust Company	2/13/2015	USD	1,208	JPY	131,113	(113)

						$2,888

JPY - Japanese yen

USD - U.S. dollar

ARTISAN HIGH INCOME FUND

Schedule of Investments - December 31, 2014

(Unaudited)

Dollar values in thousands

	Principal Amount (000s)	Value
CORPORATE BONDS - 62.1%

AEROSPACE/DEFENSE - 0.9%
KLX, Inc., 5.88%, 12/01/2022 (1)	$5,000	$5,050

AGRICULTURE - 1.0%
Pinnacle Operating Corp., 9.00%, 11/15/2020 (1)	5,600	5,768

AUTO PARTS & EQUIPMENT - 1.9%
Schaeffler Holding Finance BV, PIK
6.25%, 11/15/2019(1)	3,000	3,090
6.75%, 11/15/2022(1)	7,500	7,838

		10,928

BEVERAGES - 1.2%
Constellation Brands, Inc., 6.00%, 05/01/2022	6,000	6,630

BUILDING MATERIALS - 2.8%
Ply Gem Industries, Inc.,
6.50%, 2/01/2022	3,500	3,290
6.50%, 2/01/2022(1)	4,000	3,720
Roofing Supply Group LLC / Roofing Supply Finance, Inc., 10.00%, 6/01/2020 (1)	9,000	8,927

		15,937

CHEMICALS - 2.6%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.88%, 2/01/2018	2,000	1,780
Momentive Performance Materials, Inc.,
3.88%, 10/24/2021 (2)	4,000	3,390
4.69%, 4/24/2022	2,000	1,590
10.00%, 10/15/2020, escrow (3)	2,000	—
Rayonier AM Products, Inc., 5.50%, 6/01/2024 (1)	9,915	8,143

		14,903

COMMERCIAL SERVICES - 3.9%
Alliance Data Systems Corp.,
5.38%, 8/01/2022(1)	3,000	2,963
6.38%, 4/01/2020(1)	5,000	5,112
Anna Merger Sub, Inc., 7.75%, 10/01/2022 (1)	7,000	7,087
Hertz Corp., 6.25%, 10/15/2022	7,000	7,070

		22,232

COMPUTERS - 0.5%
IHS, Inc., 5.00%, 11/01/2022 (1)	2,000	1,980
SunGard Availability Services Capital, Inc., 8.75%, 4/01/2022 (1)	1,500	885

		2,865

DIVERSIFIED FINANCIAL SERVICES - 2.5%
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.25%, 08/01/2022 (1)	15,500	14,028

ELECTRONICS - 1.2%
Zebra Technologies Corp., 7.25%, 10/15/2022 (1)	6,500	6,825

FOOD - 0.7%
Simmons Foods, Inc., 7.88%, 10/01/2021 (1)	$4,000	$3,930

HEALTHCARE-PRODUCTS - 1.1%
Biomet, Inc., 6.50%, 10/01/2020	6,000	6,330

HEALTHCARE-SERVICES - 1.3%
MedImpact Holdings, Inc., 10.50%, 02/01/2018 (1)	7,000	7,350

HOLDING COMPANIES-DIVERSIFIED - 5.6%
Opal Acquisition, Inc., 8.88%, 12/15/2021 (1)	31,315	31,785

INSURANCE - 7.8%
Hockey Merger Sub 2, Inc., 7.88%, 10/01/2021 (1)	5,000	4,975
USI, Inc., 7.75%, 1/15/2021 (1)	14,550	14,186
York Risk Services Holding Corp., 8.50%, 10/01/2022 (1)	25,000	25,000

		44,161

INTERNET - 0.9%
TIBCO Software, Inc., 11.38%, 12/01/2021 (1)	5,000	4,838

LODGING - 0.9%
MGM Resorts International, 6.00%, 03/15/2023	5,000	5,025

MEDIA - 7.4%
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.25%, 3/15/2021	8,500	8,564
5.75%, 9/01/2023	3,020	3,058
6.50%, 4/30/2021	2,000	2,100
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 3/15/2020	2,000	2,105
DISH DBS Corp.,
5.00%, 3/15/2023	4,000	3,870
5.88%, 11/15/2024(1)	4,000	4,020
5.88%, 7/15/2022	5,000	5,125
6.75%, 6/01/2021	1,000	1,075
7.88%, 9/01/2019	1,000	1,135
Numericable-SFR,
4.88%, 5/15/2019(1)	2,000	1,982
6.00%, 5/15/2022(1)	3,000	3,016
6.25%, 5/15/2024(1)	4,000	4,030
Unitymedia KabelBW GmbH, 6.13%, 1/15/2025 (1)	2,000	2,065

		42,145

MINING - 0.1%
FMG Resources Pty Ltd., 6.88%, 04/01/2022 (1)	750	624

OIL & GAS - 6.3%
Antero Resources Corp., 5.13%, 12/01/2022 (1)	9,000	8,482
California Resources Corp.,
5.50%, 9/15/2021(1)	3,000	2,565
6.00%, 11/15/2024(1)	5,000	4,225
Canbriam Energy, Inc., 9.75%, 11/15/2019 (1)(4)	500	470
Oasis Petroleum, Inc., 6.88%, 3/15/2022	2,000	1,820
Rice Energy, Inc., 6.25%, 5/01/2022 (1)	9,000	8,370

Ultra Petroleum Corp., 6.13%, 10/01/2024 (1)		$8,000	$6,880
Warren Resources, Inc., 9.00%, 8/01/2022 (1)		4,000	2,600

			35,412

PHARMACEUTICALS - 0.9%
Valeant Pharmaceuticals International, 6.38%, 10/15/2020 (1)		5,000	5,225

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
ARC Properties Operating Partnership L.P., 4.60%, 02/06/2024		1,000	923

RETAIL - 2.1%
Group 1 Automotive, Inc., 5.00%, 6/01/2022 (1)		6,000	5,865
Sonic Automotive, Inc., 5.00%, 5/15/2023		6,500	6,305

			12,170

SOFTWARE - 2.2%
Infor Software Parent LLC / Infor Software Parent, Inc., PIK, 7.13%, 05/01/2021 (1)		12,500	12,250

TELECOMMUNICATIONS - 6.1%
Altice S.A., 7.75%, 5/15/2022 (1)		14,500	14,527
Intelsat Jackson Holdings S.A., 5.50%, 8/01/2023		1,500	1,491
Play Topco S.A., PIK, 7.75%, 2/28/2020 (1)	EU	R 8,000	9,801
T-Mobile USA, Inc.,
6.00%, 3/01/2023		$2,000	2,005
6.25%, 4/01/2021		2,000	2,047
6.38%, 3/01/2025		4,500	4,572

			34,443

Total Corporate Bonds (Cost $362,628)			351,777

BANK LOANS - 30.8%(5)

AEROSPACE/DEFENSE - 1.2%
Jazz Acquisition, Inc. Second Lien Term Loan, 7.75%, 6/19/2022 (4)		7,000	6,790

AUTO PARTS & EQUIPMENT - 1.1%
BBB Industries U.S. Holdings, Inc. Second Lien Term Loan, 9.75%, 11/03/2022		6,500	6,175

CHEMICALS - 1.7%
Emerald Performance Materials, LLC Second Lien Term Loan, 7.75%, 8/01/2022		2,000	1,941
Vertellus Specialties, Inc. New Term Loan B, 10.50%, 10/31/2019		7,980	7,501

			9,442

COMMERCIAL SERVICES - 1.8%
Envision Acquisition Co., LLC Second Lien Term Loan, 9.75%, 11/04/2021		4,000	3,965
Laureate Education, Inc., Extended Revolver 5.00%, 6/16/2016		6,972	6,271

			10,236

DIVERSIFIED FINANCIAL SERVICES - 4.6%
TransFirst, Inc. Second Lien Term Loan, 9.00%, 11/12/2022	$10,000	$9,856
WP Mustang Holdings LLC Second Lien Term Loan B, 8.50%, 5/29/2022	17,000	16,320

		26,176

ENGINEERING & CONSTRUCTION - 1.7%
Pike Corporation Second Lien Term Loan, 9.50%, 4/03/2021	10,000	9,833

HEALTHCARE-PRODUCTS - 1.2%
Phillips-Medisize Corp. Second Lien Term Loan, 8.25%, 6/16/2022 (4)	7,000	6,860

HEALTHCARE-SERVICES - 0.8%
CDRH Parent, Inc. Second Lien Term Loan, 9.00%, 7/01/2022	5,000	4,675

INTERNET - 1.3%
iParadigms Holdings, LLC Second Lien Term Loan, 8.25%, 7/31/2022 (4)	7,500	7,350

INVESTMENT COMPANIES - 1.4%
AssuredPartners Capital, Inc. Second Lien Term Loan, 7.75%, 4/02/2022	7,980	7,681

MACHINERY-CONSTRUCTION & MINING - 1.3%
Tecomet, Inc. First Lien Term Loan, 5.75%, 12/05/2021 (4)	7,500	7,200

OIL & GAS - 1.3%
RGL Reservoir Operations, Inc. First Lien Term Loan, 6.00%, 8/14/2021	8,978	7,077

OIL & GAS SERVICES - 1.1%
Cactus Wellhead, LLC Term Loan, 7.00%, 7/31/2020	7,980	6,304

PACKAGING & CONTAINERS - 0.5%
CD&R Millennium Holdco 6 S.a.r.l. Second Lien Term Loan, 8.25%, 7/31/2022	3,000	2,916

PHARMACEUTICALS - 0.9%
PharMedium Healthcare Corp. Second Lien Term Loan, 7.75%, 1/28/2022	5,360	5,293

RETAIL - 0.4%
TGI Friday’s, Inc. Second Lien Term Loan, 9.25%, 7/15/2021 (4)	2,000	1,960

SOFTWARE - 8.5%
Ascend Learning, LLC Second Lien Term Loan, 9.50%, 11/30/2020 (4)	$7,000	$6,895
Flexera Software, LLC Second Lien Term Loan, 8.00%, 4/02/2021 (4)	7,500	7,125
Renaissance Learning, Inc. Second Lien Term Loan, 8.00%, 4/11/2022	27,778	26,389
TIBCO Software, Inc. Term Loan B, 6.50%, 11/04/2020	8,000	7,734

		48,143

Total Bank Loans (Cost $180,583)		174,111

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 10.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/14, due 1/2/15, maturity value $56,624 (Cost $56,624)(6)	56,624	56,624

Total investments - 102.9% (Cost $599,835)		582,512

Other assets less liabilities - (2.9)%		(16,148)

Total net assets - 100.0%(7)		$566,364

(1)

Security is restricted. The security was acquired in a transaction pursuant to Rule 144A of the Securities Act of 1933 on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
Alliance Data Systems Corp.
5.38% 8/01/2022	7/24/14	$3,000	$2,963	0.5%
6.38% 4/01/2020	8/14/14-8/21/14	5,243	5,112	0.9
Altice S.A. 7.75% 5/15/2022	4/23/14-12/17/14	14,849	14,527	2.6
Anna Merger Sub, Inc. 7.75% 10/01/2022	9/15/14-12/23/14	7,025	7,087	1.3
Antero Resources Corp. 5.13% 12/01/2022	9/04/14-12/04/14	8,522	8,482	1.5
California Resources Corp.
5.50% 9/15/2021	12/17/14	2,559	2,565	0.5
6.00% 11/15/2024	11/14/14-11/19/14	4,821	4,225	0.7
Canbriam Energy, Inc. 9.75% 11/15/2019	11/10/14	471	470	0.1
DISH DBS Corp. 5.88% 11/15/2024	11/05/14	4,000	4,020	0.7
FMG Resources Pty Ltd. 6.88% 4/01/2022	3/27/14	805	624	0.1
Group 1 Automotive, Inc. 5.00% 6/01/2022	5/15/14-9/04/14	5,963	5,865	1.0

Hockey Merger Sub 2, Inc. 7.88% 10/01/2021	12/03/14	$5,075	$4,975	0.9%
IHS, Inc. 5.00% 11/01/2022	10/21/14	2,000	1,980	0.3
Infinity Acquisition LLC / Infinity Acquisition Finance Corp. 7.25% 8/01/2022	7/15/14-11/13/14	14,847	14,028	2.5
Infor Software Parent LLC / Infor Software Parent, Inc. 7.13% 5/01/2021	4/03/14-12/19/14	12,464	12,250	2.2
KLX, Inc. 5.88% 12/01/2022	11/21/14	5,000	5,050	0.9
MedImpact Holdings, Inc. 10.50% 2/01/2018	7/24/14	7,500	7,350	1.3
Numericable-SFR
4.88% 5/15/2019	4/23/14	2,000	1,982	0.3
6.00% 5/15/2022	12/23/14	3,030	3,016	0.5
6.25% 5/15/2024	4/23/14-9/29/14	3,990	4,030	0.7
Opal Acquisition, Inc. 8.88% 12/15/2021	4/15/14-10/16/14	32,504	31,785	5.6
Pinnacle Operating Corp. 9.00% 11/15/2020	3/28/14-5/02/14	6,049	5,768	1.0
Play Topco S.A. 7.75% 2/28/2020	8/13/14-10/17/14	10,552	9,801	1.7
Ply Gem Industries, Inc. 6.50% 2/01/2022	9/15/14	3,738	3,720	0.6
Rayonier AM Products, Inc. 5.50% 6/01/2024	5/8/14-7/22/14	9,983	8,143	1.4
Rice Energy, Inc. 6.25% 5/01/2022	11/13/14-12/02/14	8,595	8,370	1.5
Roofing Supply Group LLC / Roofing Supply Finance, Inc. 10.00% 6/01/2020	6/10/14-6/26/14	9,709	8,927	1.6
Schaeffler Holding Finance BV
6.25% 11/15/2019	10/21/14	3,000	3,090	0.5
6.75% 11/15/2022	10/21/14-12/19/14	7,716	7,838	1.4
Simmons Foods, Inc. 7.88% 10/01/2021	9/18/14	4,000	3,930	0.7
SunGard Availability Services Capital, Inc. 8.75% 4/01/2022	3/26/14-4/29/14	1,486	885	0.2
TIBCO Software, Inc. 11.38% 12/01/2021	11/24/14	4,856	4,838	0.9
Ultra Petroleum Corp. 6.13% 10/01/2024	9/04/14-9/30/14	7,921	6,880	1.2
Unitymedia KabelBW GmbH 6.13% 1/15/2025	10/07/14	2,000	2,065	0.4
USI, Inc. 7.75% 1/15/2021	3/24/14-12/17/14	14,705	14,186	2.5
Valeant Pharmaceuticals International 6.38% 10/15/2020	4/29/14-5/07/14	5,346	5,225	0.9

Warren Resources, Inc. 9.00% 8/01/2022	8/06/14	$3,945	$2,600	0.5%
York Risk Services Holding Corp. 8.50% 10/01/2022	9/17/14-12/30/14	25,049	25,000	4.4
Zebra Technologies Corp. 7.25% 10/15/2022	9/30/14	6,500	6,825	1.2

Total			$270,477	47.7%

(2)	Value includes escrow representing past due interest.
(3)	Represents escrow for past due interest of $30, which is included in other assets and liabilities.
(4)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $44,650, or 7.9% of total net assets.

(5)	Floating rate instruments. The rate disclosed was as of December 31, 2014.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	4.375%	2/15/2020	$57,760

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Principal amounts are denominated in the indicated currency, where applicable. (EUR - Euro currency)

(PIK) Payment-in-kind security, may pay interest/dividend in additional par/shares.

See Notes to Form N-Q.

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $28 or less than 0.1% of total net assets as of December 31, 2014, which could be extended at the option of the borrower:

Borrower	Unfunded Principal Amount	Unrealized Depreciation
Laureate Education, Inc. Extended Revolver	$28	$(1)

CREDIT DIVERSIFICATION - December 31, 2014

(Unaudited)

Percentage of Total Investments
BB	15.5%
B	24.8
CCC	48.6
Unrated	1.4
Short-term investments	9.7

100.0%

Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s or Moody’s Investor Services. Investments designated as unrated are not rated by either rating agency. Credit quality ratings are subjective opinions, not statements of fact, and are subject to change.

CURRENCY EXPOSURE - December 31, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Euro*	$9,801	1.7%
U.S. dollar	572,711	98.3

Total investments	$582,512	100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below (in thousands):

	Contract Settlement	Contract Amount				Unrealized Appreciation/
Counterparty	Date	Deliver		Receive		(Depreciation)
State Street Bank and Trust Company	1/15/2015	EUR	8,200	USD	10,153	$229

EUR - Euro currency

USD - U.S. dollar

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 96.3%

BELGIUM - 3.8%
Anheuser-Busch InBev N.V. (1)	3,260,419	$366,907
Telenet Group Holding N.V. (1)(2)	2,609,306	146,549
UCB S.A. (1)	2,305,243	174,946

		688,402

BRAZIL - 0.2%
AMBEV S.A. (DR)	4,817,729	29,966

CHINA - 12.2%
Alibaba Group Holding Ltd. (DR) (2)	492,088	51,148
Baidu, Inc. (DR) (2)	4,385,416	999,743
Beijing Enterprises Holdings Ltd. (1)	32,723,521	255,815
China Mobile Ltd. (1)	27,049,627	318,471
Industrial & Commercial Bank of China Ltd., Class H (1)	179,319,288	130,264
Ping An Insurance Group Co. of China Ltd., Class H (1)	11,406,064	115,174
Tencent Holdings Ltd. (1)	21,911,342	314,391

		2,185,006

DENMARK - 0.1%
Rockwool International AS, Class B (1)	225,764	25,509

FRANCE - 6.1%
L’Oreal S.A. (1)	772,476	129,689
LVMH Moet Hennessy Louis Vuitton S.A. (1)	779,785	123,310
Orange S.A. (1)	11,470,285	195,067
Pernod Ricard SA (1)	624,230	69,213
Publicis Groupe S.A. (1)	11,869	850
Schneider Electric SE (1)	2,303,959	167,410
Vinci S.A. (1)	1,923,499	105,255
Zodiac Aerospace (1)	8,964,639	302,535

		1,093,329

GERMANY - 11.2%
Allianz SE (1)	1,027,106	170,657
Bayer AG (1)	5,236,317	715,854
Beiersdorf AG (1)	2,677,361	218,372
Deutsche Post AG (1)	7,816,113	255,733
Linde AG (1)	3,110,797	580,225
MTU Aero Engines AG (1)	801,308	69,965

		2,010,806

HONG KONG - 4.2%
AIA Group Ltd. (1)	110,724,929	607,583
Sands China Ltd. (1)	29,197,987	142,199

		749,782

IRELAND - 0.9%
Ryanair Holdings plc, Equity-Linked Security (1)(3)(4)(5)	13,592,066	161,093

ITALY - 0.6%
Telecom Italia S.p.A. (1)(2)	93,446,780	$99,102

JAPAN - 14.4%
Bridgestone Corp. (1)	602,578	20,940
IHI Corp. (1)(6)	80,935,549	410,936
Kawasaki Heavy Industries Ltd. (1)	17,707,089	80,863
KDDI Corp. (1)	4,138,815	258,967
LIXIL Group Corp. (1)	7,015,299	148,360
NGK Insulators Ltd. (1)	12,236,839	252,022
Olympus Corp. (1)(2)	13,070,055	460,535
Ono Pharmaceutical Co., Ltd. (1)	967,868	85,765
Softbank Corp. (1)	4,539,313	270,145
Toyota Motor Corp. (1)	9,618,513	599,816

		2,588,349

KOREA - 0.4%
Naver Corp. (1)	97,384	62,912
Orion Corp. (1)	2,079	1,912

		64,824

MEXICO - 2.8%
Grupo Televisa S.A.B. (DR)	15,016,825	511,473

NETHERLANDS - 4.2%
ASML Holding N.V. (1)	5,400,886	578,633
Unilever N.V. (DR) (1)	4,598,043	180,624

		759,257

SPAIN - 2.2%
Grifols S.A. (1)	2,409,227	95,906
Grifols S.A. (DR)	2,108,806	71,678
Telefonica S.A. (1)	15,520,708	222,008

		389,592

SWEDEN - 0.8%
Swedbank AB, Class A (1)	6,117,150	152,213

SWITZERLAND - 8.3%
Actelion Ltd. (1)(2)	2,020,298	232,430
Nestle S.A. (1)	6,518,764	477,835
Novartis AG (1)	190,909	17,557
Roche Holding AG (1)(4)	1,756,290	476,026
Syngenta AG (1)	338,710	108,760
Zurich Insurance Group AG (1)(2)	555,929	174,085

		1,486,693

UNITED KINGDOM - 13.2%
Babcock International Group plc (1)	5,510,533	90,158
BT Group plc (1)	36,817,671	228,548
Croda International plc (1)	6,098,960	251,301
Diageo plc (1)	559,423	16,045
InterContinental Hotels Group plc (1)	4,250,690	170,334
Johnson Matthey plc (1)	7,230,094	379,031
Lloyds Banking Group plc (1)(2)	113,184,082	133,656
Prudential plc (1)	9,113,541	209,722
Rolls-Royce Holdings plc (1)(2)	17,281,726	232,803

SABMiller plc (1)	6,853,458	$354,682
Saga plc (1) (2)	4,454,977	10,665
WPP plc (1)	13,831,974	286,961

		2,363,906

UNITED STATES - 10.7%
Autoliv, Inc. (DR) (1)	255,656	27,344
Cognizant Technology Solutions Corp., Class A (2)	4,280,814	225,428
Covidien plc	6,486,708	663,460
Liberty Global plc, Class A (2)	6,303,279	316,456
Liberty Global plc, Series C (2)(4)	10,470,416	505,826
Schlumberger Ltd.	2,064,061	176,291

		1,914,805

Total common stocks and equity-linked securities (Cost $14,204,673)		17,274,107

PREFERRED STOCKS - 1.3%

GERMANY - 1.3%
Henkel AG & Co. KGaA (1)(4)	2,106,121	227,829

Total preferred stocks (Cost $170,618)		227,829

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/14, due 1/2/15, maturity value $337,746 (Cost $337,746)(7)	$337,746	$337,746

Total investments - 99.5% (Cost $14,713,037)		17,839,682

Other assets less liabilities - 0.5%		94,976

Total net assets - 100.0%(8)		$17,934,658

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $13,950,467, or 77.8% of total net assets.

(2)	Non-income producing security.
(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (H) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)	Non-voting shares.
(5)

Security is restricted. The security was acquired in a transaction pursuant to Rule 144A of the Securities Act of 1933 on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/13-12/10/14	$117,127	$161,093	0.9%

(6)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.125%	12/31/2021	$344,506

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - December 31, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$2,852,058	15.8%
Consumer Staples	2,073,074	11.6
Energy	176,291	1.0
Financials	1,704,019	9.5
Health Care	2,994,157	16.7
Industrials	2,558,457	14.3
Information Technology	2,232,255	12.4
Materials	1,319,317	7.4
Telecommunication Services	1,592,308	8.9
Short-term investments	337,746	1.9

Total investments	$17,839,682	99.5%

CURRENCY EXPOSURE - December 31, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$2,363,906	13.3%
Danish krone	25,509	0.1
Euro	5,196,639	29.1
Hong Kong dollar	1,883,897	10.6
Japanese yen	2,588,349	14.5
Korean won	64,824	0.4
Swedish krona	179,557	1.0
Swiss franc	1,486,693	8.3
U.S. dollar	4,050,308	22.7

Total investments	$17,839,682	100.0%

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - December 31, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.4%

AUSTRALIA - 0.7%
Asaleo Care Ltd. (1)(2)	4,550,775	$6,122

BRAZIL - 1.8%
International Meal Co. Holdings S.A. (2)	1,162,950	5,248
M Dias Branco S.A. (2)	269,500	9,221
Qualicorp S.A. (1)(2)	246,700	2,563

		17,032

CANADA - 4.4%
CAE, Inc.	3,193,096	41,446

CHINA - 25.2%
21Vianet Group, Inc. (DR) (1)	2,381,808	36,847
Beijing Enterprises Water Group Ltd. (1)(2)	112,810,000	76,021
Biostime International Holdings Ltd. (2)	5,878,000	12,075
China Everbright International Ltd. (2)	33,717,000	50,131
China Oil & Gas Group Ltd. (2)(3)	251,140,000	31,639
Cosmo Lady China Holdings Co., Ltd. (1)(2)	1,888,000	1,284
CT Environmental Group Ltd. (2)	12,828,000	13,118
Labixiaoxin Snacks Group Ltd. (1)(2)	32,587,000	4,103
Yingde Gases Group Co., Ltd. (2)	19,119,500	13,397

		238,615

DENMARK - 3.5%
Rockwool International AS, Class B (2)	45,395	5,129
Royal Unibrew (1)(2)	159,946	28,106

		33,235

FINLAND - 2.1%
Huhtamaki Oyj (2)	764,429	20,148

FRANCE - 1.2%
Coface S.A. (1)(2)	708,365	9,364
Eurofins Scientific SE (2)	7,369	1,877

		11,241

GERMANY - 14.1%
Bertrandt AG (2)	146,252	20,352
CompuGroup Medical AG (2)	115,854	2,790
CTS Eventim AG & Co., KGaA (2)	133,822	3,977
Norma Group SE (2)	157,937	7,536
Stroeer Media SE (2)	169,791	5,056
Wirecard AG (2)	2,128,045	93,868

		133,579

GREECE - 1.2%
JUMBO S.A. (2)	1,116,819	11,387

INDONESIA - 2.4%
Ace Hardware Indonesia Tbk PT (2)	162,556,600	10,307
Mayora Indah Tbk PT (2)	1,601,800	2,692
Nippon Indosari Corpindo Tbk PT (2)	90,203,400	10,094

		23,093

IRELAND - 2.7%
Glanbia plc (2)	1,672,291	$25,677

ITALY - 1.1%
Davide Campari-Milano S.p.A. (2)	1,612,413	10,010

JAPAN - 0.9%
Sugi Holdings Co., Ltd. (2)	218,800	8,929

KOREA - 1.2%
S-1 Corp (2)	178,014	11,510

MALAYSIA - 0.6%
Oldtown Bhd (2)	12,464,725	5,319

SINGAPORE - 2.2%
Petra Foods Ltd. (2)	7,215,000	20,675

SPAIN - 3.9%
Almirall S.A. (1)(2)	853,849	14,112
Atresmedia Corp. de Medios de Comunicacion S.A. (2)	564,631	7,942
Ebro Foods S.A. (2)	876,421	14,443

		36,497

SWEDEN - 1.0%
Cloetta AB, Class B (1)(2)	1,642,428	4,761
Meda AB, Class A (2)	306,393	4,398

		9,159

SWITZERLAND - 7.9%
Cembra Money Bank AG (2)	553,605	30,501
Comet Holding AG (1)(2)	36,258	23,488
Tecan Group AG (2)	183,987	20,909

		74,898

TAIWAN - 4.6%
Ginko International Co., Ltd. (2)(3)	4,135,000	43,728

UNITED KINGDOM - 15.7%
Babcock International Group plc (2)	2,287,357	37,423
Barratt Developments plc (2)	888,545	6,471
Britvic plc (2)	690,824	7,199
Dignity plc (2)	498,058	14,815
Essentra plc (2)	1,069,595	12,093
Hays plc (2)	10,744,455	24,068
Rathbone Brothers plc (2)	499,947	15,890
Synergy Health plc (2)	343,745	11,153
Victrex plc (2)	614,588	19,846

		148,958

Total common stocks (Cost $800,587)		931,258

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/14, due 1/2/15, maturity value $7,674 (Cost $7,674)(4)	$7,674	$7,674

Total investments - 99.2% (Cost $808,261)		938,932

Other assets less liabilities - 0.8%		7,917

Total net assets - 100.0%(5)		$946,849

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $852,965, or 90.1% of total net assets.

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.125%	8/15/2021	$7,828

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - December 31, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$66,487	7.0%
Consumer Staples	169,426	17.9
Financials	55,755	5.9
Health Care	101,530	10.7
Industrials	197,595	20.9
Information Technology	154,203	16.3
Materials	65,484	6.9
Utilities	120,778	12.8
Short-term investments	7,674	0.8

Total investments	$938,932	99.2%

CURRENCY EXPOSURE - December 31, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$6,122	0.6%
Brazilian real	17,032	1.8
British pound	148,958	15.9
Canadian dollar	41,446	4.4
Danish krone	33,235	3.5
Euro	248,539	26.5
Hong Kong dollar	201,768	21.5
Indonesian rupiah	23,093	2.5
Japanese yen	8,929	0.9
Korean won	11,510	1.2
Malaysian ringgit	5,319	0.6
Singapore dollar	20,675	2.2
Swedish krona	9,159	1.0
Swiss franc	74,898	8.0
Taiwan dollar	43,728	4.7
U.S. dollar	44,521	4.7

Total investments	$938,932	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - December 31, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 87.2%

BELGIUM - 2.3%
Groupe Bruxelles Lambert S.A. (1)	2,992,756	$254,735

CANADA - 2.4%
Imperial Oil Ltd.	6,311,036	271,877

CHINA - 2.9%
Baidu, Inc. (DR) (2)	1,436,479	327,474

DENMARK - 3.8%
Carlsberg AS, Class B (1)	2,231,156	173,262
ISS AS (1)(2)(3)	8,699,252	250,441

		423,703

FRANCE - 3.1%
Societe Television Francaise 1 (1)(3)	10,635,074	162,685
Sodexo SA (1)	606,138	59,431
Vivendi S.A. (1)(2)	4,986,922	124,400

		346,516

GERMANY - 1.3%
Deutsche Boerse AG (1)	1,996,523	143,079

JAPAN - 6.0%
Credit Saison Co., Ltd. (1)	7,531,163	140,123
Kao Corp. (1)	5,714,521	225,435
Nifco, Inc. (1)	1,769,548	57,384
Sankyo Co., Ltd. (1)	557,401	19,210
Stanley Electric Co., Ltd. (1)(3)	9,641,800	208,408
Tokyo Electron Ltd. (1)	204,154	15,493

		666,053

KOREA - 5.3%
Kia Motors Corp. (1)	3,362,139	158,851
Samsung Electronics Co., Ltd. (1)	360,882	433,799

		592,650

NETHERLANDS - 5.4%
ING Groep N.V. (DR) (1)(2)	31,280,814	405,012
Reed Elsevier N.V. (1)	2,503,038	59,820
TNT Express N.V. (1)	20,331,789	135,081

		599,913

NORWAY - 2.2%
Akastor ASA (1)(3)	14,415,446	41,781
Aker Solutions ASA (1)(2)(3)	16,880,959	93,018
Orkla ASA (1)	16,956,578	115,564

		250,363

SWITZERLAND - 10.0%
ABB Ltd. (1)(2)	8,966,604	189,659
Adecco S.A. (1)(2)	2,985,656	204,529
Novartis AG (1)	4,230,412	389,061
Panalpina Welttransport Holding AG (1)(3)	1,722,398	231,245
Pargesa Holding S.A. (1)	1,338,069	103,076

		1,117,570

UNITED KINGDOM - 25.5%
Alent plc (1)(3)	18,466,794	$92,135
Amec Foster Wheeler PLC (1)	8,090,220	105,885
Compass Group plc (1)	33,257,767	566,856
Diageo plc (1)	4,962,931	142,342
Lloyds Banking Group plc (1)(2)	207,156,026	244,624
QinetiQ Group plc (1)	23,932,414	69,652
Reed Elsevier plc (1)	26,252,006	446,636
Royal Bank of Scotland Group plc (1)(2)	70,538,940	428,208
Savills plc (1)	1,607,582	16,949
Serco Group plc (1)(3)	25,825,325	64,223
TESCO plc (1)	103,801,799	302,055
TSB Banking Group plc (1)(2)	4,777,701	20,654
Unilever plc (DR)	4,883,459	197,682
Vesuvius plc (1)(3)	21,979,797	152,711

		2,850,612

UNITED STATES - 17.0%
Accenture plc, Class A	1,187,976	106,098
Applied Materials, Inc.	14,070,386	350,634
Arch Capital Group Ltd. (2)(3)	6,130,819	362,332
Covidien plc	4,846,607	495,711
Flextronics International Ltd. (2)	18,818,066	210,386
TE Connectivity Ltd.	5,983,766	378,473

		1,903,634

Total common stocks (Cost $7,530,649)		9,748,179

PREFERRED STOCKS - 0.3%

KOREA - 0.3%
Samsung Electronics Co., Ltd. (1)(4)	35,993	33,679

Total preferred stocks (Cost $31,400)		33,679

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 11.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/14, due 1/2/15, maturity value $1,274,834 (Cost $1,274,834)(5)	$1,274,834	$1,274,834

Total investments - 98.9% (Cost $8,836,883)	$11,056,692

Other assets less liabilities - 1.1%	117,821

Total net assets - 100.0%(6)	$11,174,513

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $7,081,191, or 63.4% of total net assets.

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.000%	8/31/2019	$97,509
U.S. Treasury Note	1.625%	12/31/2019	116,429
U.S. Treasury Note	1.625%	8/31/2019	88,440
U.S. Treasury Note	1.750%	9/30/2019	25,250
U.S. Treasury Note	3.625%	8/15/2019	972,704

			$1,300,332

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - December 31, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,739,281	15.6%
Consumer Staples	1,156,340	10.3
Energy	512,561	4.6
Financials	2,118,792	19.0
Health Care	884,772	7.9
Industrials	1,297,541	11.6
Information Technology	1,856,036	16.6
Materials	92,135	0.8
Telecommunication Services	124,400	1.1
Short-term investments	1,274,834	11.4

Total investments	$11,056,692	98.9%

CURRENCY EXPOSURE - December 31, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$2,652,930	24.0%
Canadian dollar	271,877	2.5
Danish krone	423,703	3.8
Euro	1,344,243	12.1
Japanese yen*	666,053	6.0
Korean won	626,329	5.7
Norwegian krone	250,363	2.3
Swiss franc	1,117,570	10.1
U.S. dollar	3,703,624	33.5

Total investments	$11,056,692	100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below (in thousands):

	Contract Settlement	Contract Amount				Unrealized Appreciation/
Counterparty	Date	Deliver		Receive		(Depreciation)
State Street Bank and Trust Company	2/13/2015	JPY	70,594,601	USD	691,426	$101,868
State Street Bank and Trust Company	2/13/2015	JPY	3,945,625	USD	34,813	1,861
State Street Bank and Trust Company	2/13/2015	JPY	3,113,864	USD	25,662	(343)
State Street Bank and Trust Company	2/13/2015	JPY	2,805,405	USD	25,965	2,536
State Street Bank and Trust Company	2/13/2015	USD	63,678	JPY	6,807,635	(6,825)
State Street Bank and Trust Company	2/13/2015	USD	39,822	JPY	4,322,955	(3,719)

						$95,378

JPY - Japanese yen

USD - U.S. dollar

ARTISAN MID CAP FUND

Schedule of Investments - December 31, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.7%

CONSUMER DISCRETIONARY - 18.6%
Auto Components - 0.6%
BorgWarner, Inc.	1,163,986	$63,961

Distributors - 2.7%
LKQ Corp. (1)	9,537,247	268,187

Hotels, Restaurants & Leisure - 3.9%
Chipotle Mexican Grill, Inc. (1)	363,698	248,955
Panera Bread Co., Class A (1)	476,349	83,266
Wynn Resorts Ltd.	315,553	46,942

		379,163

Household Durables - 0.5%
Garmin Ltd.	895,347	47,301

Internet & Catalog Retail - 1.5%
JD.com, Inc. (DR) (1)(2)	3,209,869	74,276
TripAdvisor, Inc. (1)	992,994	74,137

		148,413

Media - 0.6%
Lions Gate Entertainment Corp.	1,696,944	54,336

Specialty Retail - 5.5%
Cabela’s, Inc. (1)	944,965	49,809
Signet Jewelers Ltd.	1,260,176	165,801
Tractor Supply Co.	2,072,292	163,338
Ulta Salon Cosmetics & Fragrance, Inc. (1)	804,158	102,804
Williams-Sonoma, Inc.	783,282	59,279

		541,031

Textiles, Apparel & Luxury Goods - 3.3%
Fossil Group, Inc. (1)	708,278	78,435
Kate Spade & Co. (1)	3,138,404	100,460
Michael Kors Holdings Ltd. (1)	777,535	58,393
Under Armour, Inc., Class A (1)	1,240,274	84,215

		321,503

CONSUMER STAPLES - 3.7%
Beverages - 0.7%
Monster Beverage Corp. (1)	627,528	67,993

Food & Staples Retailing - 0.2%
Sprouts Farmers Market, Inc. (1)	718,352	24,410

Food Products - 2.8%
Keurig Green Mountain, Inc.	1,246,906	165,084
WhiteWave Foods Co., Class A (1)	3,101,753	108,530

		273,614

ENERGY - 2.9%
Energy Equipment & Services - 0.2%
Core Laboratories N.V.	122,402	$14,730

Oil, Gas & Consumable Fuels - 2.7%
Cabot Oil & Gas Corp.	2,519,749	74,610
Cimarex Energy Co.	849,078	90,002
Noble Energy, Inc.	2,193,318	104,029

		268,641

FINANCIALS - 7.7%
Banks - 1.1%
PacWest Bancorp	2,392,888	108,781

Capital Markets - 1.9%
TD Ameritrade Holding Corp.	5,356,011	191,638

Consumer Finance - 3.0%
Discover Financial Services	4,427,122	289,932

Diversified Financial Services - 1.7%
Intercontinental Exchange, Inc.	247,176	54,203
McGraw Hill Financial, Inc.	1,280,376	113,928

		168,131

HEALTH CARE - 22.3%
Biotechnology - 9.2%
Alexion Pharmaceuticals, Inc. (1)	317,259	58,702
Alkermes plc (1)	1,040,134	60,910
Cepheid, Inc. (1)	2,428,367	131,472
Incyte Corp. (1)	1,774,156	129,709
Isis Pharmaceuticals, Inc. (1)	1,654,146	102,127
Regeneron Pharmaceuticals, Inc. (1)	1,025,122	420,556

		903,476

Health Care Providers & Services - 3.1%
Catamaran Corp. (1)(2)	2,028,487	104,974
Cigna Corp.	1,962,104	201,920

		306,894

Health Care Technology - 4.5%
athenahealth, Inc. (1)	1,461,603	212,956
Cerner Corp. (1)	3,477,531	224,857

		437,813

Life Sciences Tools & Services - 3.3%
Illumina, Inc. (1)	1,763,014	325,417

Pharmaceuticals - 2.2%
Perrigo Co. plc	1,290,734	215,759

INDUSTRIALS - 17.0%
Aerospace & Defense - 0.5%
Textron, Inc.	1,124,637	47,359

Air Freight & Logistics - 1.5%
CH Robinson Worldwide, Inc.	1,931,669	$144,663

Building Products - 2.5%
Fortune Brands Home & Security, Inc.	5,379,234	243,518

Commercial Services & Supplies - 1.4%
Waste Connections, Inc.	3,176,720	139,744

Electrical Equipment - 5.1%
AMETEK, Inc.	6,101,645	321,130
Sensata Technologies Holding N.V. (1)	3,444,809	180,542

		501,672

Machinery - 1.6%
Pall Corp.	1,591,603	161,086

Professional Services - 4.4%
IHS, Inc., Class A (1)(3)	3,403,114	387,546
Verisk Analytics, Inc., Class A (1)	667,757	42,770

		430,316

INFORMATION TECHNOLOGY - 21.7%
Electronic Equipment, Instruments & Components - 2.7%
FLIR Systems, Inc. (3)	3,145,383	101,627
IPG Photonics Corp. (1)	681,127	51,030
National Instruments Corp.	1,628,607	50,633
Trimble Navigation Ltd. (1)	2,367,613	62,837

		266,127

Internet Software & Services - 3.3%
LinkedIn Corp., Class A (1)	616,445	141,604
Pandora Media, Inc. (1)	4,427,180	78,937
Qihoo 360 Technology Co., Ltd. (DR) (1)(2)	332,977	19,066
Twitter, Inc. (1)	2,353,422	84,417

		324,024

IT Services - 1.7%
Gartner, Inc. (1)	2,003,916	168,750

Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	14,975,299	373,184
Freescale Semiconductor Ltd. (1)	2,598,722	65,566

		438,750

Software - 9.5%
Aspen Technology, Inc. (1)	2,668,682	93,457
Autodesk, Inc. (1)	3,689,170	221,571
Electronic Arts, Inc. (1)	4,128,929	194,122
Guidewire Software, Inc. (1)	1,616,702	81,854
Mobileye N.V. (1)(2)	107,695	4,368
ServiceNow, Inc. (1)	1,180,581	80,102
Workday, Inc., Class A (1)	3,200,191	261,168

		936,642

MATERIALS - 0.6%
Chemicals - 0.6%
RPM International, Inc.	1,192,390	$60,466

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Level 3 Communications, Inc. (1)	1,625,029	80,244
Zayo Group Holdings, Inc. (1)	1,050,120	32,102

		112,346

Total common stocks (Cost $6,334,097)		9,396,587

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/14, due 1/2/15, maturity value $380,733 (Cost $380,733)(4)	$380,733	$380,733

Total investments - 99.6% (Cost $6,714,830)		9,777,320

Other assets less liabilities - 0.4%		42,496

Total net assets - 100.0%(5)		$9,819,816

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Catamaran Corp.	Canada	U.S. dollar
JD.com, Inc. (DR)	China	U.S. dollar
Mobileye N.V.	Israel	U.S. dollar
Qihoo 360 Technology Co., Ltd. (DR)	China	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.125%	12/31/2021	$388,350

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - December 31, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.7%

CONSUMER DISCRETIONARY - 15.4%
Diversified Consumer Services - 2.2%
H&R Block, Inc.	6,655,835	$224,169

Internet & Catalog Retail - 2.2%
Liberty Interactive Corp., Class A (1)	5,674,074	166,931
Liberty Ventures, Class A (1)	1,438,384	54,256

		221,187

Leisure Equipment & Products - 1.6%
Mattel, Inc.	5,271,802	163,136

Media - 3.8%
Gannett Co., Inc.	5,700,205	182,008
Omnicom Group, Inc.	2,647,273	205,084

		387,092

Multiline Retail - 1.8%
Nordstrom, Inc.	2,313,192	183,644

Specialty Retail - 2.3%
Bed Bath & Beyond, Inc. (1)	3,076,708	234,353

Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	4,024,161	151,147

CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 2.5%
Kroger Co.	3,997,176	256,659

ENERGY - 7.3%
Energy Equipment & Services - 2.8%
Ensco plc, Class A	5,554,657	166,362
McDermott International, Inc. (1)(2)	12,570,641	36,580
Patterson-UTI Energy, Inc.	4,831,999	80,163

		283,105

Oil, Gas & Consumable Fuels - 4.5%
Denbury Resources, Inc. (2)	18,087,169	147,049
Hess Corp.	694,606	51,276
SM Energy Co.	3,165,997	122,144
Southwestern Energy Co. (1)	5,222,933	142,534

		463,003

FINANCIALS - 23.1%
Banks - 1.3%
M&T Bank Corp.	1,028,907	129,251

Capital Markets - 0.5%
Northern Trust Corp.	729,638	49,177

Diversified Financial Services - 1.5%
Intercontinental Exchange, Inc.	680,737	$149,279

Insurance - 17.0%
Alleghany Corp. (1)	630,476	292,226
Allied World Assurance Co. Holdings AG	4,052,116	153,656
Allstate Corp.	4,445,818	312,319
Aon plc	2,313,359	219,376
Arch Capital Group Ltd. (1)(2)	3,601,812	212,867
Loews Corp.	3,712,465	155,998
Progressive Corp.	7,026,706	189,651
Torchmark Corp.	3,635,750	196,948

		1,733,041

Real Estate Investment Trusts (REITs) - 2.8%
American Capital Agency Corp.	6,806,318	148,582
Hatteras Financial Corp. (2)	7,226,091	133,177

		281,759

HEALTH CARE - 3.4%
Health Care Providers & Services - 3.4%
Cigna Corp.	3,316,357	341,286

INDUSTRIALS - 14.0%
Aerospace & Defense - 2.6%
L-3 Communications Holdings, Inc.	641,589	80,975
Rockwell Collins, Inc.	2,144,689	181,183

		262,158

Commercial Services & Supplies - 1.3%
Republic Services, Inc.	3,303,435	132,963

Construction & Engineering - 3.4%
Fluor Corp.	2,457,647	149,007
Jacobs Engineering Group, Inc. (1)	4,322,783	193,185

		342,192

Electrical Equipment - 1.3%
Hubbell, Inc., Class B	1,266,287	135,278

Machinery - 3.0%
Joy Global, Inc.	3,180,381	147,951
Kennametal, Inc. (2)	4,241,909	151,818

		299,769

Professional Services - 1.6%
Manpowergroup, Inc.	2,448,549	166,918

Road & Rail - 0.8%
Ryder System, Inc.	851,810	79,091

INFORMATION TECHNOLOGY - 19.0%
Electronic Equipment, Instruments & Components - 8.4%
Arrow Electronics, Inc. (1)(2)	4,981,658	288,388
Avnet, Inc. (2)	6,545,538	281,589
FLIR Systems, Inc. (2)	7,473,669	241,475
Keysight Technologies, Inc. (1)	1,260,030	42,551

		854,003

Internet Software & Services - 1.5%
IAC/InterActiveCorp	2,469,382	$150,114

IT Services - 2.9%
NeuStar, Inc., Class A (1)(2)	3,337,531	92,783
Teradata Corp. (1)	4,661,390	203,610

		296,393

Semiconductors & Semiconductor Equipment - 4.8%
Analog Devices, Inc.	5,578,933	309,742
KLA-Tencor Corp.	1,297,477	91,238
Lam Research Corp.	1,132,615	89,862

		490,842

Software - 1.4%
Synopsys, Inc. (1)	3,117,364	135,512

MATERIALS - 3.0%
Metals & Mining - 3.0%
Goldcorp, Inc. (3)	10,851,794	200,975
Kinross Gold Corp. (1)(3)	37,520,996	105,809

		306,784

UTILITIES - 6.0%
Electric Utilities - 4.8%
Edison International	4,445,266	291,076
Westar Energy, Inc.	107,022	4,414
Xcel Energy, Inc.	5,229,852	187,856

		483,346

Multi-Utilities - 1.2%
SCANA Corp.	2,064,894	124,719

Total common stocks (Cost $7,301,279)		9,511,370

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/14, due 1/2/15, maturity value $652,283 (Cost $652,283)(4)	$652,283	$652,283

Total investments - 100.1% (Cost $7,953,562)		10,163,653

Other assets less liabilities - (0.1)%		(10,512)

Total net assets - 100.0%(5)		$10,153,141

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.625%	6/30/2019	$35,786
U.S. Treasury Note	3.625%	8/15/2019	629,546

			$665,332

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN SMALL CAP FUND

Schedule of Investments - December 31, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.7%

CONSUMER DISCRETIONARY - 17.8%
Auto Components - 1.4%
Gentherm, Inc. (1)	585,973	$21,458

Distributors - 1.3%
LKQ Corp. (1)	738,845	20,776

Diversified Consumer Services - 3.1%
Bright Horizons Family Solutions, Inc. (1)	297,612	13,991
LifeLock, Inc. (1)	1,884,401	34,880

		48,871

Hotels, Restaurants & Leisure - 4.1%
Dunkin’ Brands Group, Inc.	990,012	42,224
Noodles & Co (1)	737,370	19,430
Zoe’s Kitchen, Inc. (1)	53,611	1,603

		63,257

Internet & Catalog Retail - 0.5%
MakeMyTrip Ltd. (1)(2)	289,124	7,514

Internet Software & Services - 1.4%
HomeAway, Inc. (1)	719,860	21,438

Media - 0.5%
Imax Corp. (1)(2)	275,498	8,513

Specialty Retail - 1.9%
Five Below, Inc. (1)	294,358	12,019
Restoration Hardware Holdings, Inc. (1)	179,359	17,220

		29,239

Textiles, Apparel & Luxury Goods - 3.6%
Deckers Outdoor Corp. (1)	421,688	38,390
Tumi Holdings, Inc. (1)	713,638	16,935

		55,325

CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 1.1%
PriceSmart, Inc.	186,667	17,028

ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Diamondback Energy, Inc. (1)	125,897	7,526
Oasis Petroleum, Inc. (1)	603,943	9,989
Rosetta Resources, Inc. (1)	523,477	11,679
SemGroup Corp., Class A	143,115	9,788

		38,982

HEALTH CARE - 23.8%
Biotechnology - 10.4%
Agios Pharmaceuticals, Inc. (1)	56,650	6,347
Alnylam Pharmaceuticals, Inc. (1)	165,775	16,080

Bluebird Bio, Inc. (1)	45,054	$4,132
Cepheid, Inc. (1)	926,987	50,187
Exact Sciences Corp. (1)	721,391	19,795
Incyte Corp. (1)	393,140	28,743
Isis Pharmaceuticals, Inc. (1)	595,229	36,750

		162,034

Health Care Equipment & Supplies - 6.9%
DexCom, Inc. (1)	1,452,441	79,957
GenMark Diagnostics, Inc. (1)	1,354,452	18,434
K2M Group Holdings, Inc. (1)	77,792	1,623
NuVasive, Inc. (1)	163,993	7,734

		107,748

Health Care Providers & Services - 0.8%
Surgical Care Affiliates, Inc. (1)	356,158	11,985

Health Care Technology - 3.2%
athenahealth, Inc. (1)	344,271	50,160

Life Sciences Tools & Services - 2.5%
Bruker Corp. (1)	1,600,817	31,408
NeoGenomics, Inc. (1)	1,882,870	7,852

		39,260

INDUSTRIALS - 17.4%
Aerospace & Defense - 6.0%
Taser International, Inc. (1)	1,695,285	44,891
Teledyne Technologies, Inc. (1)	466,632	47,942

		92,833

Air Freight & Logistics - 1.3%
Forward Air Corp.	396,968	19,995

Electrical Equipment - 4.3%
Acuity Brands, Inc.	480,927	67,363

Machinery - 2.5%
IDEX Corp.	402,466	31,328
Proto Labs, Inc. (1)	117,253	7,875

		39,203

Professional Services - 1.2%
Advisory Board Co. (1)	387,587	18,984

Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc. (1)	1,144,930	31,829

INFORMATION TECHNOLOGY - 32.1%
Electronic Equipment, Instruments & Components - 5.6%
Cognex Corp. (1)	1,120,795	46,322
Control4 Corp. (1)	271,614	4,175
FEI Co.	233,448	21,092
Hollysys Automation Technologies Ltd. (1)	195,826	4,784
IPG Photonics Corp. (1)	142,711	10,692

		87,065

Internet Software & Services - 11.7%
Benefitfocus, Inc. (1)	331,243	$10,878
CoStar Group, Inc. (1)	279,618	51,346
Demandware, Inc. (1)	404,985	23,303
Marketo, Inc. (1)	166,262	5,440
MercadoLibre, Inc.	193,097	24,653
Pandora Media, Inc. (1)	1,697,275	30,262
SPS Commerce, Inc. (1)	271,252	15,361
Textura Corp. (1)	704,618	20,061

		181,304

IT Services - 1.5%
Acxiom Corp. (1)	615,008	12,466
WEX, Inc. (1)	103,388	10,227

		22,693

Semiconductors & Semiconductor Equipment - 1.5%
Cavium, Inc. (1)	253,422	15,667
Ultratech, Inc. (1)(3)	426,643	7,918

		23,585

Software - 11.8%
ACI Worldwide, Inc. (1)	395,882	7,985
Guidewire Software, Inc. (1)	923,702	46,767
Informatica Corp. (1)	583,092	22,236
Interactive Intelligence Group, Inc. (1)	206,835	9,907
Solera Holdings, Inc.	78,264	4,006
Tableau Software, Inc., Class A (1)	215,354	18,253
Tyler Technologies, Inc. (1)	322,140	35,255
Ultimate Software Group, Inc. (1)	226,350	33,232
Zendesk, Inc. (1)	270,111	6,583

		184,224

Total common stocks (Cost $1,005,960)		1,472,666

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/14, due 1/2/15, maturity value $91,719 (Cost $91,719)(4)	$91,719	$91,719

Total investments - 100.6% (Cost $1,097,679)		1,564,385

Other assets less liabilities - (0.6)%		(8,864)

Total net assets - 100.0%(5)		$1,555,521

(1)	Non-income producing security.

(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Imax Corp.	Canada	U.S. dollar
MakeMyTrip Ltd.	India	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.125%	12/31/2021	$93,556

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - December 31, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.2%

CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.6%
Remy International, Inc.	355,411	$7,435

Household Durables - 0.7%
NACCO Industries, Inc., Class A	142,747	8,474

Media - 0.9%
DreamWorks Animation SKG, Inc., Class A (1)	527,304	11,775

Specialty Retail - 4.7%
America’s Car-Mart, Inc. (1)	235,541	12,573
American Eagle Outfitters, Inc.	657,879	9,131
Rent-A-Center, Inc.	1,005,639	36,525

		58,229

CONSUMER STAPLES - 3.3%
Food Products - 2.8%
Darling Ingredients, Inc. (1)	458,652	8,329
Dean Foods Co.	570,561	11,058
Fresh Del Monte Produce, Inc.	453,176	15,204

		34,591

Tobacco - 0.5%
Universal Corp.	154,288	6,785

ENERGY - 12.5%
Energy Equipment & Services - 7.2%
Era Group, Inc. (1)	681,131	14,406
Gulfmark Offshore, Inc., Class A	385,773	9,421
McDermott International, Inc. (1)(2)	532,661	1,550
Mitcham Industries, Inc. (1)	453,337	2,688
Newpark Resources, Inc. (1)	1,303,542	12,436
Patterson-UTI Energy, Inc.	1,073,751	17,814
SEACOR Holdings, Inc. (1)	95,547	7,052
Tesco Corp.	259,382	3,325
Tidewater, Inc.	319,044	10,340
Unit Corp. (1)	341,235	11,636

		90,668

Oil, Gas & Consumable Fuels - 5.3%
Approach Resources, Inc. (1)	702,245	4,487
Cloud Peak Energy, Inc. (1)	1,311,857	12,043
World Fuel Services Corp.	1,058,337	49,668

		66,198

FINANCIALS - 13.5%
Capital Markets - 0.5%
Manning & Napier, Inc.	438,572	6,061

Diversified Financial Services - 2.1%
FNFV Group (1)	868,753	$13,674
PICO Holdings, Inc. (1)	648,010	12,215

		25,889

Insurance - 3.1%
Allied World Assurance Co. Holdings AG	375,599	14,243
Platinum Underwriters Holdings Ltd.	344,010	25,257

		39,500

Real Estate Investment Trusts (REITs) - 5.5%
Anworth Mortgage Asset Corp.	2,358,547	12,382
Campus Crest Communities, Inc.	1,556,163	11,376
CYS Investments, Inc.	1,071,184	9,341
Hatteras Financial Corp. (2)	960,036	17,693
STORE Capital Corp.	868,346	18,765

		69,557

Thrifts & Mortgage Finance - 2.3%
Berkshire Hills Bancorp, Inc.	432,421	11,528
Dime Community Bancshares, Inc.	476,928	7,765
Oritani Financial Corp.	597,906	9,208

		28,501

HEALTH CARE - 3.0%
Health Care Equipment & Supplies - 0.9%
ICU Medical, Inc. (1)	65,095	5,331
Merit Medical Systems, Inc. (1)	324,593	5,625

		10,956

Health Care Providers & Services - 1.3%
Landauer, Inc.	245,259	8,373
Owens & Minor, Inc.	225,865	7,930

		16,303

Health Care Technology - 0.8%
Vocera Communications, Inc. (1)	1,001,975	10,441

INDUSTRIALS - 26.0%
Aerospace & Defense - 2.7%
Cubic Corp.	649,832	34,207

Building Products - 1.6%
Quanex Building Products Corp.	1,043,132	19,590

Commercial Services & Supplies - 2.2%
Civeo Corp.	781,628	3,213
Quad/Graphics, Inc.	174,404	4,004
Team, Inc. (1)	159,699	6,461
Tetra Tech, Inc.	527,540	14,085

		27,763

Construction & Engineering - 7.1%
Aegion Corp. (1)	357,897	6,660
Comfort Systems USA, Inc.	607,175	10,395
EMCOR Group, Inc.	1,179,247	52,465
MYR Group, Inc. (1)	292,610	8,018
Orion Marine Group, Inc. (1)	626,633	6,924
Tutor Perini Corp. (1)	179,908	4,330

		88,792

Electrical Equipment - 3.8%
AZZ, Inc.	385,510	$18,088
Encore Wire Corp.	369,324	13,787
Powell Industries, Inc.	308,532	15,140

		47,015

Machinery - 3.0%
Astec Industries, Inc.	59,735	2,348
Dynamic Materials Corp.	340,731	5,459
Global Brass & Copper Holdings, Inc.	392,314	5,163
Kennametal, Inc. (2)	231,438	8,283
TriMas Corp. (1)	79,624	2,491
Woodward, Inc.	291,053	14,329

		38,073

Professional Services - 1.6%
FTI Consulting, Inc. (1)	404,813	15,638
TrueBlue, Inc. (1)	217,689	4,843

		20,481

Road & Rail - 2.5%
Celadon Group, Inc.	434,125	9,850
Ryder System, Inc.	228,083	21,178

		31,028

Trading Companies & Distributors - 1.5%
Kaman Corp.	477,543	19,145

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.8%
ADTRAN, Inc.	1,020,405	22,245

Electronic Equipment, Instruments & Components - 7.9%
Arrow Electronics, Inc. (1)(2)	496,926	28,767
Benchmark Electronics, Inc. (1)	294,335	7,488
Knowles Corp. (1)	491,494	11,575
Park Electrochemical Corp.	791,197	19,725
Tech Data Corp. (1)	495,833	31,351

		98,906

Internet Software & Services - 1.3%
Blucora, Inc. (1)	265,275	3,674
EarthLink Holdings Corp.	2,997,224	13,158

		16,832

Semiconductors & Semiconductor Equipment - 5.0%
MKS Instruments, Inc.	485,536	17,770
Nanometrics, Inc. (1)	865,935	14,565
Rudolph Technologies, Inc. (1)	1,053,579	10,778
Ultratech, Inc. (1)(2)	1,049,657	19,482

		62,595

Software - 1.6%
MicroStrategy, Inc., Class A (1)	119,646	19,430

MATERIALS - 8.8%
Chemicals - 5.9%
American Vanguard Corp.	635,645	$7,386
HB Fuller Co.	948,999	42,259
Intrepid Potash, Inc. (1)	172,782	2,398
Rayonier Advanced Materials Inc.	520,810	11,614
Sensient Technologies Corp.	183,111	11,049

		74,706

Metals & Mining - 2.9%
Alamos Gold, Inc. (3)	1,120,602	7,990
AuRico Gold, Inc. (3)	1,601,617	5,253
Globe Specialty Metals, Inc.	386,770	6,664
Schnitzer Steel Industries, Inc., Class A	716,201	16,158

		36,065

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
Atlantic Tele-Network, Inc.	230,945	15,610

UTILITIES - 0.3%
Multi-Utilities - 0.3%
NorthWestern Corp.	65,920	3,730

Total common stocks (Cost $950,576)		1,167,576

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/14, due 1/2/15, maturity value $86,480 (Cost $86,480)(4)	$86,480	$86,480

Total investments - 100.1% (Cost $1,037,056)		1,254,056

Other assets less liabilities - (0.1)%		(1,212)

Total net assets - 100.0%(5)		$1,252,844

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Alamos Gold, Inc.	Canada	U.S. dollar
AuRico Gold, Inc.	Canada	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.125%	12/31/2021	$88,213

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN VALUE FUND

Schedule of Investments - December 31, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 86.5%

CONSUMER DISCRETIONARY - 6.8%
Auto Components - 4.8%
Cie Generale des Etablissements Michelin (1)(2)(3)	719,770	$65,256

Hotels, Restaurants & Leisure - 2.0%
Las Vegas Sands Corp.	472,359	27,472

ENERGY - 16.0%
Energy Equipment & Services - 4.1%
Noble Corp. plc	1,934,328	32,052
TGS Nopec Geophysical Co. ASA (1)(2)	1,081,143	23,392

		55,444

Oil, Gas & Consumable Fuels - 11.9%
Apache Corp.	546,899	34,274
Denbury Resources, Inc. (4)	5,156,311	41,921
Devon Energy Corp.	969,820	59,363
EOG Resources, Inc.	289,304	26,636

		162,194

FINANCIALS - 21.6%
Capital Markets - 2.3%
Goldman Sachs Group, Inc.	163,072	31,608

Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc., Class B (5)	259,909	39,026

Insurance - 12.4%
Alleghany Corp. (5)	102,028	47,290
Allstate Corp.	446,461	31,364
Arch Capital Group Ltd. (4)(5)	443,584	26,216
Chubb Corp.	383,365	39,667
Progressive Corp.	910,346	24,570

		169,107

Real Estate Investment Trusts (REITs) - 4.0%
American Capital Agency Corp.	1,260,694	27,521
Annaly Capital Management, Inc.	2,567,099	27,750

		55,271

HEALTH CARE - 6.6%
Health Care Providers & Services - 6.6%
Cigna Corp.	476,842	49,072
Express Scripts Holding Co. (5)	488,049	41,323

		90,395

INDUSTRIALS - 3.3%
Construction & Engineering - 3.3%
Jacobs Engineering Group, Inc. (5)	1,007,772	45,037

INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 2.6%
Cisco Systems, Inc.	1,272,866	$35,405

Electronic Equipment, Instruments & Components - 3.7%
Avnet, Inc. (4)	1,156,674	49,760

Internet Software & Services - 2.0%
Google, Inc. Class C (3)(5)	52,439	27,604

IT Services - 2.0%
International Business Machines Corp.	172,367	27,654

Software - 3.9%
Oracle Corp.	1,192,789	53,640

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	474,206	52,343
EMC Corp./MA	715,323	21,274

		73,617

MATERIALS - 12.6%
Chemicals - 6.6%
LyondellBasell Industries N.V., Class A	504,688	40,067
Mosaic Co.	1,098,064	50,127

		90,194

Metals & Mining - 6.0%
Goldcorp, Inc. (2)	2,733,469	50,624
Kinross Gold Corp. (2)(5)	11,022,271	31,082

		81,706

Total common stocks (Cost $1,067,456)		1,180,390

PREFERRED STOCKS - 4.0%

INFORMATION TECHNOLOGY - 4.0%
Technology Hardware, Storage & Peripherals - 4.0%
Samsung Electronics Co., Ltd. (1)(2)(3)	57,664	53,956

Total preferred stocks (Cost $37,543)		53,956

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/14, due 1/2/15, maturity value $124,872 (Cost $124,872)(6)	$124,872	$124,872

Total investments - 99.6% (Cost $1,229,871)		1,359,218

Other assets less liabilities - 0.4%		4,865

Total net assets - 100.0%(7)		$1,364,083

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $142,604, or 10.5% of total net assets.

(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Cie Generale des Etablissements Michelin	France	Euro
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar
Samsung Electronics Co., Ltd.	Korea	Korean won
TGS Nopec Geophysical Co. ASA	Norway	Norwegian krone

(3)	Non-voting shares.
(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(5)	Non-income producing security.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.000%	5/31/2021	$21,418
U.S. Treasury Note	2.125%	8/15/2021	43,102
U.S. Treasury Note	2.125%	12/31/2021	45,541
U.S. Treasury Bond	4.625%	2/15/2040	7,486
U.S. Treasury Bond	6.125%	8/15/2029	9,825

			$127,372

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

CURRENCY EXPOSURE - December 31, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Euro	$65,256	4.8%
Korean won	53,956	4.0
Norwegian krone	23,392	1.7
U.S. dollar	1,216,614	89.5

Total investments	$1,359,218	100.0%

ARTISAN PARTNERS FUNDS, INC.

Notes to Form N-Q - December 31, 2014 (Unaudited)

(A) Organization:

As of December 31, 2014, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of fourteen open-end, diversified mutual funds. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)
Artisan Global Opportunities Fund (“Global Opportunities Fund” or “Global Opportunities”)
Artisan Global Small Cap Fund (“Global Small Cap Fund” or “Global Small Cap”)
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)
Artisan High Income Fund (“High Income Fund” or “High Income”)
Artisan International Fund (“International Fund” or “International”)
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)
Artisan International Value Fund (“International Value Fund” or “International Value”)
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)
Artisan Value Fund (“Value Fund” or “Value”)

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”).

(B) Valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the Form N-Q was considered in determining a fair value for investments held in each Fund and the resulting NAV presented.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price as of the time of valuation on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing services, which may consider the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to securities with similar characteristics and/or discounted cash flow models that might be applicable. Securities that cannot be priced by the Funds’ pricing vendors may be valued using quotes from dealers that make markets in the securities or pricing models as approved by Artisan Partners Funds’ valuation committee (the “valuation committee”) under procedures established by and under general supervision of Artisan Partners Funds’ board of directors (the “board of directors”).

Securities for which market quotations were not readily available were valued by the valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors. A market quotation was considered to be not available, and a Fund may therefore have used fair value pricing, if, among other things, there are no quotations, pricing date is not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. Artisan Partners Funds monitored for subsequent events using several tools, including for equity securities, the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service.

When fair value pricing is employed, the value of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may have been material to the NAV of the applicable Fund.

(C) Risks:

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depository receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities held by a Fund may fall in response to increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. Given the current historically low interest rate environment, risks associated with rising rates are heightened. If interest rates rise, repayments of principal on certain debt securities, including loans, may occur at a slower rate than expected and the expected length of repayment of those securities could increase as a result.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity.

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Because there is typically limited public information available regarding loan investments, High Income Fund is particularly dependent on the analytical abilities of the Adviser. High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the senior loans in which High Income Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, High Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and High Income Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

(D) Fair Value Measurements:

Under United States generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques and fair value leveling applied to the Funds’ major classes of assets are as follows:

Bank Loans & Corporate Bonds – Prices obtained from pricing vendors may use various observable and unobservable inputs, including, but not limited to, recent trading activity, broker-dealers quotations, pricing formulas, estimates of market values obtained from yield data relating to investments with similar characteristics and/or discounted cash flow models that might be applicable. When the approved pricing vendors do not provide an evaluated price, or the provided price is determined by the valuation committee to not represent a fair value, securities may be valued using quotes from dealers that make markets in the securities or pricing models as approved by the valuation committee, or the valuation committee will determine a fair value in accordance with the Funds’ fair value procedures. Bank loans and corporate bonds are generally categorized as Level 2 of the fair value hierarchy unless key inputs are unobservable, in which case they would be categorized as Level 3.

Equity Securities – Exchange-traded equity securities are valued using the last reported trade on the primary exchange in which the security trades. Absent a current trade price, the securities are valued using the closing price from another exchange on which the security is traded or the most recent bid quotation on the principal exchange. If the valuation committee determines the resulting price does not represent a fair value, the valuation committee will determine a fair value based on the information available. Foreign equity securities prices may be adjusted for significant events such as company-specific news, regional events or significant market movement subsequent to the close of the local exchange on which the security is traded. The Funds utilize a third party research service to assist in determining fair values of foreign equity securities. Equity securities valued at a current day reported last trade or bid quotation are generally categorized as Level 1 of the fair value hierarchy. Foreign equity securities in which the last trade or bid quotation are adjusted for significant market movement, or local market holidays, are generally categorized as Level 2. Equity securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

Other Instruments – Foreign currency forward contracts are valued based upon forward currency exchange rates as of the close of regular session trading on the NYSE. Repurchase agreements are valued at cost plus accrued interest. Foreign currency forward contracts and repurchase agreements are generally categorized as Level 2.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of December 31, 2014 (in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets
Common Stocks(1)
Developed Markets	$1,708	$8,045	$—	$9,753
Emerging Asia	24,060	116,799	89	140,948
Europe, Middle East & Africa	6,151	32,289	—	38,440
Latin America	19,935	19,700	—	39,635
Preferred Stocks(1)
Emerging Asia	—	11,249	—	11,249
Latin America	—	3,644	—	3,644
Convertible Debentures(1)
Latin America	—	—	1	1
Repurchase Agreement	—	4,137	—	4,137
Total Investments	$51,854	$195,863	$90	$247,807
Global Equity
Common Stocks(1)
Americas	$121,225	$—	$—	$121,225
Emerging Markets	9,115	33,947	—	43,062
Europe	—	58,815	—	58,815
Pacific Basin	—	12,389	—	12,389
Repurchase Agreement	—	7,949	—	7,949
Total Investments	$130,340	$113,100	$—	$243,440
Global Opportunities
Common Stocks(1)
Americas	$635,916	$—	$—	$635,916
Emerging Markets	68,691	89,468	—	158,159
Europe	23,085	200,987	—	224,072
Pacific Basin	—	75,528	—	75,528
Repurchase Agreement	—	66,280	—	66,280
Total Investments	727,692	432,263	—	1,159,955
Foreign Currency Forward Contracts(2)	—	2,948	—	2,948
Total	$727,692	$435,211	$—	$1,162,903

Global Small Cap
Common Stocks (1)
Americas	$20,596	$—	$—	$20,596
Emerging Markets	5,961	29,128	—	35,089
Europe	1,750	52,807	—	54,557
Pacific Basin	—	11,484	—	11,484
Equity-Linked Securities(1)
Emerging Markets	—	2,330	—	2,330
Repurchase Agreement	—	7,465	—	7,465
Total Investments	$28,307	$103,214	$—	$131,521
Global Value
Common Stocks(1)
Americas	$1,055,902	$—	$—	$1,055,902
Emerging Markets	—	81,392	—	81,392
Europe	24,079	522,105	—	546,184
Pacific Basin	—	2,337	—	2,337
Repurchase Agreement	—	183,824	—	183,824
Total Investments	1,079,981	789,658	—	1,869,639
Foreign Currency Forward Contracts(2)	—	2,888	—	2,888
Total	$1,079,981	$792,546	$—	$1,872,527
High Income
Corporate Bonds(1)	$—	$351,777	$—	$351,777
Bank Loans(1)	—	174,111	—	174,111
Repurchase Agreement	—	56,624	—	56,624
Total Investments	—	582,512	—	582,512
Foreign Currency Forward Contracts(2)	—	229	—	229
Total	$—	$582,741	$—	$582,741
International
Common Stocks(1)
Americas	$1,887,461	$27,344	$—	$1,914,805
Emerging Markets	1,592,330	1,198,939	—	2,791,269
Europe	71,678	8,997,131	—	9,068,809
Pacific Basin	—	3,338,131	—	3,338,131
Equity-Linked Securities(1)
Europe	—	161,093	—	161,093
Preferred Stocks(1)
Europe	—	227,829	—	227,829
Repurchase Agreement	—	337,746	—	337,746
Total Investments	$3,551,469	$14,288,213	$—	$17,839,682

International Small Cap
Common Stocks(1)
Americas	$41,446	$—	$—	$41,446
Emerging Markets	36,847	313,837	—	350,684
Europe	—	503,402	—	503,402
Pacific Basin	—	35,726	—	35,726
Repurchase Agreement	—	7,674	—	7,674
Total Investments	$78,293	$860,639	$—	$938,932
International Value
Common Stocks(1)
Americas	$2,175,511	$—	$—	$2,175,511
Emerging Markets	327,474	592,650	—	920,124
Europe	197,682	5,788,809	—	5,986,491
Pacific Basin	—	666,053	—	666,053
Preferred Stocks(1)
Emerging Markets	—	33,679	—	33,679
Repurchase Agreement	—	1,274,834	—	1,274,834
Total Investments	2,700,667	8,356,025	—	11,056,692
Foreign Currency Forward Contracts(2)	—	95,378	—	95,378
Total	$2,700,667	$8,451,403	$—	$11,152,070
Mid Cap
Common Stocks(1)	$9,396,587	$—	$—	$9,396,587
Repurchase Agreement	—	380,733	—	380,733
Total Investments	$9,396,587	$380,733	$—	$9,777,320
Mid Cap Value
Common Stocks(1)	$9,511,370	$—	$—	$9,511,370
Repurchase Agreement	—	652,283	—	652,283
Total Investments	$9,511,370	$652,283	$—	$10,163,653
Small Cap
Common Stocks(1)	$1,472,666	$—	$—	$1,472,666
Repurchase Agreement	—	91,719	—	91,719
Total Investments	$1,472,666	$91,719	$—	$1,564,385
Small Cap Value
Common Stocks(1)	$1,167,576	$—	$—	$1,167,576
Repurchase Agreement	—	86,480	—	86,480
Total Investments	$1,167,576	$86,480	$—	$1,254,056

Value
Common Stocks(1)	$1,091,742	$88,648	$—	$1,180,390
Preferred Stocks(1)	—	53,956	—	53,956
Repurchase Agreement	—	124,872	—	124,872
Total Investments	$1,091,742	$267,476	$—	$1,359,218

(1)	See the Fund’s Schedule of Investments for sector or country classifications.
(2)	Foreign currency forward contracts are valued at unrealized appreciation (depreciation).

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At December 31, 2014, the fair value of certain securities was determined based on other observable inputs, such as quoted prices for securities of the same issuer that trade on a different exchange, or were adjusted due to developments that occurred between the time of the close of foreign markets on which they trade and the close of regular session trading on the NYSE, which resulted in their Level 2 classification. The following table summarizes security transfers from Level 2 to Level 1 and from Level 1 to Level 2 for each applicable Fund as of December 31, 2014 (in thousands):

	Transfers from Level 2 to Level 1	Transfers from Level 1 to Level 2
Emerging Markets	$2,302	$189,542
Global Equity	—	89,268
Global Opportunities	—	310,158
Global Small Cap	—	84,385
Global Value	—	605,834
International	—	12,275,452
International Small Cap	—	740,187
International Value	—	7,081,190
Value	—	142,604

At September 30, 2014, two securities held in Emerging Markets Fund were classified as Level 3 due to halts in trading. As of December 31, 2014, those securities were still held by the Fund and continue to be classified as Level 3 due to trading halts. Fair market values were determined in good faith by the valuation committee using various inputs, including unobservable inputs of discounts for illiquidity and uncertainty of 95%. At December 31, 2014, Emerging Markets Fund also held one security that was classified as Level 3 due to illiquidity. Fair market value was determined in good faith by the valuation committee using various inputs, including an unobservable input of a last trade price in an inactive market. Increasing or decreasing the discounts for illiquidity and uncertainty would decrease or increase the calculated fair market value for these prices, respectively. At September 30, 2014, one security held by Global Value Fund and International Value Fund was classified as Level 3 due to a halt in trading. Fair market value was determined in good faith by the valuation committee using various inputs, including unobservable inputs of discounts for illiquidity and uncertainty of 20%. As of December 31, 2014, Global Value Fund and International Value Fund no longer held this security. As of December 31, 2014, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows (in thousands):

	Emerging Markets Fund(1)	Global Value Fund(2)
Balance as of September 30, 2014	$93	$7,116
Transfers into Level 3	—	—
Net change in unrealized appreciation (depreciation) for investments held as of December 31, 2014	(3)	1,667
Purchases	—	—
Sales	—	(5,454)
Realized Gain/Loss	—	(3,329)
Transfers out of Level 3	—	—

Balance as of December 31, 2014	$90	$—

International Value Fund(2)
Balance as of September 30, 2014	$44,852
Transfers into Level 3	—
Net change in unrealized appreciation (depreciation) for investments held as of December 31, 2014	10,504
Purchases	—
Sales	(34,347)
Realized Gain/Loss	(21,009)
Transfers out of Level 3	—

Balance as of December 31, 2014	$—

(1)

Two of the Level 3 securities in Emerging Markets Fund were equity securities with a regional classification of Emerging Asia and one was a convertible debenture with a regional classification of Latin America.

(2)	The Level 3 security in Global Value Fund and International Value Fund was an equity security with a regional classification of Emerging Asia.

(E) Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that the Adviser determines are creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at repurchase price plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and, in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

(F) Depositary receipts:

Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(G) Foreign currency translation:

Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks on non-U.S. dollar denominated investment securities. The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value.

As of December 31, 2014, Global Opportunities, Global Value, High Income and International Value had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed in the Schedules of Investments.

(H) Equity-linked participation certificates:

Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund and Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with equity-linked participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(I) When-Issued/Delayed Delivery Securities:

Each Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, the Fund will hold liquid investments in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(J) Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of December 31, 2014 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Emerging Markets	$249,279	$55,576	$(57,048)	$(1,472)
Global Equity	224,479	31,388	(12,427)	18,961
Global Opportunities	983,391	205,209	(28,645)	176,564
Global Small Cap	138,381	11,983	(18,843)	(6,860)
Global Value	1,622,217	306,617	(59,195)	247,422
High Income	599,954	1,530	(18,972)	(17,442)
International	14,743,762	3,459,761	(363,841)	3,095,920
International Small Cap	810,901	239,342	(111,311)	128,031
International Value	8,892,557	2,661,176	(497,041)	2,164,135
Mid Cap	6,732,489	3,157,642	(112,811)	3,044,831
Mid Cap Value	7,994,762	2,945,654	(776,763)	2,168,891
Small Cap	1,108,103	505,574	(49,292)	456,282
Small Cap Value	1,058,546	293,472	(97,962)	195,510
Value	1,245,710	224,269	(110,761)	113,508

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(K) Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the period ended December 31, 2014 (dollar values in thousands). The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended December 31, 2014.

		As of 9/30/14					As of 12/31/14
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Dividend Income@	Share Balance	Value
Global Equity
	China Oil & Gas Group Ltd.	44,698,000	$—	$—	$—	$—	44,698,000	$5,631
	Ginko International Co., Ltd.†	602,000	1,215	—	—	—	702,000	7,424

	Total#		$1,215	$—	$—	$—		$13,055
Global Opportunities
	IHS, Inc., Class A	496,795	$1,858	$1,396	$(126)	$—	500,854	$57,037

	Total#		$1,858	$1,396	$(126)	$—		$57,037
Global Small Cap
	China Oil & Gas Group Ltd.	39,460,000	$—	$566	$(240)	$—	35,160,000	$4,430
	Ginko International Co., Ltd.†	494,000	418	644	(424)	—	469,000	4,960
	Oldtown Bhd§	4,636,475	—	473	(247)	—	3,524,475	1,504

	Total#		$418	$1,683	$(911)	$—		$9,390

Global Value
Arch Capital Group Ltd.	958,157	$—	$1,713	$(113)	$—	927,184	$54,797
ISS AS†	984,056	8,484	724	(177)	—	1,273,406	36,660
Serco Group plc†	1,395,590	1,553	119	(67)	—	1,945,824	4,839

Total#		$10,037	$2,556	$(357)	$—		$96,296
International
IHI Corp.	81,032,963	$24,711	$24,654	$1,368	$—	80,935,549	$410,936
NGK Insulators Ltd.§	17,247,482	1,921	110,577	38,666	—	12,236,839	252,022

Total#		$26,632	$135,231	$40,034	$—		$410,936
International Small Cap
China Oil & Gas Group Ltd.	261,120,000	$—	$1,521	$(350)	$—	251,140,000	$31,639
Ginko International Co., Ltd.†	3,349,000	9,444	144	(84)	—	4,135,000	43,728
Oldtown Bhd§	20,419,525	—	3,635	(1,531)	—	12,464,725	5,319

Total#		$9,444	$5,300	$(1,965)	$—		$75,367
International Value
Akastor ASA	14,415,446	$—	$—	$—	$—	14,415,446	$41,781
Aker Solutions ASA†	14,415,446	18,493	—	—	—	16,880,959	93,018
Alent plc	18,377,001	430	—	—	—	18,466,794	92,135
Arch Capital Group Ltd.	6,031,602	5,678	—	—	—	6,130,819	362,332
ISS AS†	6,841,635	49,864	—	—	—	8,699,252	250,441
Panalpina Welttransport Holding AG	1,722,398	—	—	—	—	1,722,398	231,245
Serco Group plc†	13,333,597	50,310	—	—	—	25,825,325	64,223
Societe Television Francaise 1†	9,831,366	10,853	—	—	—	10,635,074	162,685
Stanley Electric Co., Ltd.	9,993,200	—	7,726	154	—	9,641,800	208,408
Vesuvius plc	20,662,360	8,843	—	—	—	21,979,797	152,711

Total#		$144,471	$7,726	$154	$—		$1,658,979
Mid Cap
FLIR Systems, Inc.	2,753,836	$14,904	$2,050	$(201)	$321	3,145,383	$101,627
IHS, Inc., Class A	3,450,813	2,926	8,868	148	—	3,403,114	387,546

Total#		$17,830	$10,918	$(53)	$321		$489,173
Mid Cap Value
Arch Capital Group Ltd.	3,818,624	$—	$12,462	$3,746	$—	3,601,812	$212,867
Arrow Electronics, Inc.	5,282,526	—	17,414	5,205	—	4,981,658	288,388
Avnet, Inc.	6,940,710	—	17,297	3,529	1,069	6,545,538	281,589
Denbury Resources, Inc.†	13,918,877	43,450	3,747	(2,750)	997	18,087,169	147,049
FLIR Systems, Inc.	7,923,855	—	14,535	3,179	778	7,473,669	241,475
Hatteras Financial Corp.	7,662,175	—	8,294	(3,968)	3,613	7,226,091	133,177
Kennametal, Inc.†	3,128,658	47,667	5,672	(1,173)	722	4,241,909	151,818
McDermott International, Inc.	13,345,344	—	2,876	(6,164)	—	12,570,641	36,580
NeuStar, Inc., Class A	3,539,006	—	5,405	(4,583)	—	3,337,531	92,783

Total#		$91,117	$87,702	$(2,979)	$7,179		$1,585,726
Small Cap
Ultratech, Inc.	440,409	$—	$267	$(224)	$—	426,643	$7,918

Total#		$—	$267	$(224)	$—		$7,918

Small Cap Value
Arrow Electronics, Inc.	629,017	$—	$7,390	$5,186	$—	496,926	$28,767
Hatteras Financial Corp.	1,215,213	—	4,846	(2,082)	480	960,036	17,693
Kennametal, Inc.†	—	8,936	107	(13)	—	231,438	8,283
McDermott International, Inc.	549,697	—	39	(93)	—	532,661	1,550
Ultratech, Inc.	1,328,650	—	5,339	1,825	—	1,049,657	19,482

Total#		$8,936	$17,721	$4,823	$480		$75,775
Value
Arch Capital Group Ltd.	476,794	$—	$1,931	$76	$—	443,584	$26,216
Avnet, Inc.	988,293	9,539	3,931	47	195	1,156,674	49,760
Denbury Resources, Inc.†	3,025,951	28,277	2,701	(3,165)	304	5,156,311	41,921

Total#		$37,816	$8,563	$(3,042)	$499		$117,897

@	Net of foreign taxes withheld, if any.
#	Total value as of December 31, 2014 is presented for only those issuers that were affiliates as of December 31, 2014.
§	Issuer was no longer an affiliate as of December 31, 2014.
†	Issuer was not an affiliate as of September 30, 2014.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	February 25, 2015

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	February 25, 2015